UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Bond Fund of America

[photo of a womans' hand holding a piece of paper - eyeglasses in the foreground and a keyboard in the background]

Semi-annual report for the six months ended June 30, 2007

The Bond Fund of AmericaSM seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

This fund is one of the 30 American Funds. American Funds ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2007:

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	+2.69%	+5.74%	+5.48%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.65%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 26 to 29 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2007, calculated in accordance with the Securities and Exchange Commission formula, was 5.19% (5.17% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 4.83%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing in non-U.S. bonds is subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation and illiquidity. For more complete information, please read the prospectus.

Fellow shareholders:

[photo of a woman's hand holding a piece of paper - eyeglasses in the foreground and a keyboard in the background]

The bond market saw increasing volatility during the first half of 2007, with prices rising during the first quarter, then falling sharply in the second quarter. As a result, The Bond Fund of America recorded a modest total return of 1.3% for the six months ended June 30, 2007. At the same time, our shareholders continued to receive an attractive stream of income. For the six-month period, the fund paid monthly dividends totaling approximately 30.4 cents a share, providing an income return of about 2.3% (4.6% annualized). [If we had included the portion of the January dividend that was pre-paid in December 2006 amounting to two cents a share, the income return would have been 2.5% (5.0% annualized), with dividends reinvested.] Moreover, the fund increased its monthly dividend to 5.60 cents a share from 5.25 cents effective with the July 26 payment.

Weaker bond prices were reflected in the fund’s market benchmark, the unmanaged Lehman Brothers Aggregate Bond Index, which reported a total return of 1.0% for the same period. The fund’s peer group measure, the Lipper Corporate Debt A-Rated Bond Funds Average, posted a lower return of 0.6%. Results for longer time periods, including cycles of rising and falling interest rates, are shown in the table below.

[Begin Sidebar]
Class A share results at a glance
(for periods ended June 30, 2007, with all distributions reinvested)

Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

The Bond Fund of America	+6.72%	+6.54%	+5.88%	+9.03%
Lehman Brothers Aggregate Bond Index[2]	+6.12	+4.48	+6.02	+8.55
Lipper Corporate Debt A-Rated Bond Funds Average[3]
	+5.65	+4.52	+5.40	+8.50

[1]Since May 28, 1974.
[2]The unmanaged Lehman Brothers Aggregate Bond Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Lehman Brothers Government/Credit Bond Index was used.
[3]Source: Lipper. Lipper averages do not include the effects of sales charges.
[End Sidebar]

Bond market overview

Bond market yields generally reflect investors’ risk assumptions and expectations associated with economic prospects, inflation trends and interest rates. U.S. Treasuries, because of their perceived safety and universal acceptance, function as a barometer for market sentiment and the basis for other bond yields.

At the start of the fiscal period, yields on short-term Treasuries were notably higher than those on Treasuries with longer maturities. This anomaly in yield relationships — long-term bonds generally have higher yields — is known as an inverted yield curve. The inverted yield relationships that began the year largely reflected investors’ expectations for slower economic growth and lower interest rates in the year ahead. Indeed, first-quarter growth came in at a sluggish 0.6% annual rate, while ongoing weakness in the housing market fanned concerns about the durability of consumer spending — the largest component of economic growth.

As the second quarter unfolded, however, new economic data pointed toward resilience in the broader economy. Unemployment remained low as companies continued to hire and wages continued to increase. Investors gradually began to reevaluate expectations and bond yields headed higher, pushing prices lower. As a result, solid market gains logged during the first quarter gave way to modest declines during the second quarter, and the inverted yield curve assumed a positive, upward slope for maturities of two years and longer.

The late-spring downturn affected every sector of the bond market, some more than others. In general, bonds with shorter maturities held more of their value than did long-maturity debt, which is often the case in a rising yield environment. Among investment-grade bonds, AAA-rated and BBB-rated issues (the highest and lowest rating levels) fared better than other rating categories. Yet, the best returns for the period were posted by high-yield bonds, which had delivered strong gains early in the period, providing a bigger cushion against the selloff.

How the fund responded

The Bond Fund of America is an actively managed portfolio of bonds. The fund’s portfolio counselors invest in a wide range of securities with the objective of maximizing current income while preserving capital. Portfolio counselors freely buy or sell securities in response to changing market conditions. This flexibility has helped the fund weather market downturns and has contributed to the fund’s good relative results both near term and over longer time periods.

During the recent period — and for much of the past year — the fund benefited from strong gains among its lower rated investment-grade and high-yield holdings. As prices rose on many of these securities, however, the fund trimmed its exposure, reducing holdings of BBB-rated debt to 14.7% of portfolio assets from 18.7% at the start of the year. Similarly, the fund lowered its exposure to high-yield debt to 8.2% of assets from 9.1%. At the same time, the fund increased its exposure to U.S. government obligations (to 10.4% of assets from 8.9%) and federal agency issues (to 14.4% from 8.8%).

Looking ahead

Some clouds have a silver lining and the same may be true of the recent downturn. Heading into the year, many market sectors appeared “rich,” offering slim yield advantages over Treasuries; the subsequent rise in yields, however, re-priced many bonds both on an absolute and relative basis, which helps create more appealing investment opportunities for the fund. Additionally, inflation has remained well-contained, making current, higher yields more attractive for bond buyers.

For more than three decades, The Bond Fund of America has delivered a high level of current income to its shareholders and attractive total returns. These accomplishments are due, in part, to our investment approach, which looks beyond the market’s short-term trends to find attractively priced securities that we believe provide enduring value for the fund. Similarly, we encourage our shareholders to maintain a long-term perspective on all their investments.

We take this opportunity to welcome new shareholders to the fund, and we look forward to discussing the fund’s progress again at year-end.

Cordially,

/s/ Paul G. Haaga, Jr.	/s/ Abner D. Goldstine
Paul G. Haaga, Jr.	Abner D. Goldstine
Vice Chairman of the Board	President

August 7, 2007

For current information about the fund, visit americanfunds.com.

Other share class results	unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2007:

	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	+0.94%	+5.43%	+5.40%
Not reflecting CDSC	+5.94%	+5.75%	+5.40%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+4.87%	+5.68%	+4.94%
Not reflecting CDSC	+5.87%	+5.68%	+4.94%

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+6.74%	+6.52%	+5.75%

Class 529-A shares†— first sold 2/15/02
Reflecting 3.75% maximum sales charge	+2.64%	+5.70%	+5.22%
Not reflecting maximum sales charge	+6.67%	+6.50%	+5.97%

Class 529-B shares†— first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	+0.80%	+5.26%	+4.91%
Not reflecting CDSC	+5.80%	+5.58%	+5.07%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	+4.81%	+5.60%	+5.12%
Not reflecting CDSC	+5.81%	+5.60%	+5.12%

Class 529-E shares*†— first sold 3/7/02	+6.36%	+6.14%	+5.70%

Class 529-F shares*†— first sold 9/26/02
Not reflecting annual asset-based fee charged by sponsoring firm	+6.88%	—	+6.67%

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 29 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio June 30, 2007

unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[pie chart]
Mortgage-backed obligations	24.3%
U.S. government & government agency bonds & notes	13.6
Non-U.S. government & government agency bonds & notes	6.7%
Asset-backed obligations	5.8
Preferred securities	3.8
Municipals	0.3
Convertible securities	0.2
Common stocks & warrants	0.4
Corporate bonds & notes	39.5
Short-term securities & other assets less liabilities	5.4
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 90.32%	(000)	(000)	assets

Corporate bonds & notes - 39.53%
Financials - 17.15%
Residential Capital Corp.:
6.50% 2013	$ 94,000	$ 90,966
6.00%-7.187% 2009-2015 (1) (2)	137,125	135,529
General Motors Acceptance Corp. 5.85%-7.75% 2009-2014 (2)	225,185	223,050	1.39%
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated) (1) (2)	120,500	116,704
Washington Mutual Preferred Funding II Ltd. 6.665% (undated) (1) (2)	74,800	71,530
Washington Mutual Preferred Funding III Ltd. 6.895% (undated) (1) (2)	64,600	63,774
Washington Mutual, Inc. 5.00%-6.75% 2012-2036 (2)	60,000	59,385
Washington Mutual Bank 5.78% 2013 (2)	47,000	47,067
Washington Mutual Bank, FA 5.125%-5.65% 2013-2015	25,500	24,437	1.19
International Lease Finance Corp. 3.50%-5.875% 2008-2014	130,500	128,874
American General Finance Corp. 5.40%-5.85% 2011-2015 (2)	77,500	77,139
ILFC E-Capital Trust II 6.25% 2065 (1) (2)	42,460	41,480
AIG SunAmerica Global Financing VII 5.85% 2008 (1)	24,250	24,357
American International Group, Inc., Series A-1, 6.25% 2087 (2)	23,720	22,501
American General Capital I 6.00% 2067 (1) (2)	10,500	10,059
ASIF Global Financing XVIII 3.85% 2007 (1)	5,785	5,751
American International Group, Inc. 5.00% 2023	£ 400	716.97
J.P. Morgan Chase & Co. 4.00%-6.75% 2008-2015 (2)	$ 100,840	99,420
JPMorgan Chase Capital XXI, Series U, 6.305% 2037 (2)	30,000	29,742
JPMorgan Chase Capital XX, Series T, 6.55% 2066	27,670	26,732
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	17,400	17,643
Bank One Corp. 4.90% 2015	9,000	8,527
BANK ONE, Texas, NA 6.25% 2008	7,250	7,280.59
BNP Paribas 7.195% (undated) (1) (2)	93,100	94,446.29
Other securities		4,096,599	12.72
		5,523,708	17.15

Consumer discretionary - 5.36%
Other securities		1,727,457	5.36

Industrials - 3.88%
Other securities		1,248,523	3.88

Telecommunication services - 3.65%
SBC Communications Inc. 4.125%-6.45% 2009-2034	136,582	134,862
AT&T Wireless Services, Inc.:
7.875% 2011	28,855	31,049
8.125% 2012	87,630	96,450
BellSouth Corp. 4.75%-6.55% 2012-2034	74,760	72,636
AT&T Corp. 7.30% 2011 (2)	4,734	5,044
AT&T Inc. 6.80% 2036	3,710	3,855
BellSouth Capital Funding Corp. 7.875% 2030	1,500	1,698	1.07
Verizon Communications Inc. 5.50% 2017	96,265	92,950.29
France Télécom 7.75% 2011 (2)	85,050	90,938.28
Other securities		646,604	2.01
		1,176,086	3.65

Energy - 2.97%
Gaz Capital SA 6.51% 2022 (1)	99,010	97,970.30
TransCanada PipeLines Ltd. 6.35% 2067 (2)	84,115	81,010.25
Other securities		775,698	2.42
		954,678	2.97

Utilities - 2.21%
Other securities		710,634	2.21

Other corporate bonds & notes - 4.31%
Other securities		1,388,254	4.31

Total corporate bonds & notes		12,729,340	39.53

Mortgage-backed obligations (3) - 24.34%
Fannie Mae:
5.50% 2033	136,410	132,194
5.50% 2037	114,021	109,981
0%-12.00% 2009-2042 (2)	1,918,199	1,869,758	6.56
Freddie Mac:
6.00% 2027	241,315	240,202
6.00% 2037	317,795	314,344
0%-11.00% 2007-2037 (2)	962,232	933,155	4.62
CS First Boston Mortgage Securities Corp. 0%- 8.067% 2018-2041 (1) (2)	504,482	484,278	1.50
Countrywide Alternative Loan Trust, 4.75%-6.029% 2019-2036 (2)	356,132	351,873	1.09
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	89,672.28
Wells Fargo Mortgage-backed Securities Trust Series 2005-1, Class I-A-1, 4.75% 2020	86,868	82,609.26
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	81,750	80,990.25
Other securities		3,151,252	9.78
		7,840,308	24.34

U.S. government & government agency bonds & notes - 13.65%
U.S. Treasury:
4.50% 2011	365,486	359,375
4.875% 2012	105,490	105,367
3.625% 2013	100,000	93,469
4.25% 2013	895,150	864,375
11.25% 2015	160,000	222,512
4.50% 2016	744,930	717,867
8.875% 2017	80,000	103,662
6.875% 2025	129,700	154,587
4.50% 2036	247,383	224,035
0%-12.00% 2007-2037 (4) (5)	532,848	492,929	10.37
Federal Home Loan Bank:
3.375% 2008	93,250	92,132
4.875% 2008	139,750	139,331
3.70%-5.625% 2007-2016 (2)	167,885	167,714	1.24
Fannie Mae:
4.25% 2007	198,446	198,384
4.125%-5.25% 2007- 2014	193,260	191,282	1.21
Freddie Mac:
5.25% 2011	90,000	89,995
4.00%-4.50% 2007-2014	93,315	91,382.56
Other securities		86,592.27
		4,394,990	13.65

Non-U.S. government & government agency bonds & notes - 6.67%
Japanese Government 0.90% 2008	¥ 17,679,050	143,496.45
Israeli Government 7.50% 2014	ILS 539,902	142,317.44
South Korean Government 5.25% 2015	KRW 109,531,970	116,662.36
Hungarian Government 7.25% 2012	HUF 16,853,240	94,256.29
Singapore (Republic of) 3.125% 2011	S$ 131,540	87,658.27
Canadian Government 4.25% 2026 (2) (4)	C$ 66,703	83,732.26
German Government 4.50% 2009	€ 59,040	79,933.25
Other securities		1,398,729	4.35
		2,146,783	6.67

Asset-backed obligations (3) - 5.81%
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037 (2)	$ 84,430	85,591.27
Other securities		1,786,710	5.54
		1,872,301	5.81

Municipals - 0.32%
Other securities		104,370.32

Total bonds & notes (cost: $29,174,835,000)		29,088,092	90.32

Convertible securities - 0.15%	Shares

Financials - 0.03%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	95	9,429.03

Other - 0.12%
Other securities		39,514.12

Total convertible securities (cost: $37,494,000)		48,943.15

Preferred securities - 3.78%

Financials - 3.76%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative (1) (2)	121,238,000	126,059.39
Sumitomo Mitsui Banking Corp. 6.078% (1) (2)	119,258,000	115,324.36
MUFG Capital Finance 1 Ltd. 6.346% noncumulative (2)	97,323,000	95,384.30
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up (1) (2)	71,250,000	78,730.24
Fannie Mae:
Series O, 7.495% (1) (2)	900,000	46,884
Series E, 5.10%	150,000	6,528.17
Freddie Mac:
5.57%	830,000	19,640
Series U, 5.90%	500,000	12,625.10
Other securities		710,632	2.20
		1,211,806	3.76

Other - 0.02%
Other securities		5,418.02

Total preferred securities (cost: $1,160,585,000)		1,217,224	3.78

Common stocks - 0.37%

Other - 0.26%
Other securities		88,502.26

Miscellaneous - 0.11%
Other common stocks in initial period of acquisition		32,125.11

Total common stocks (cost: $81,729,000)		120,627.37

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		17.00

Total warrants (cost: $143,000)		17.00

	Principal
	amount
Short-term securities - 5.62%	(000)

CAFCO, LLC 5.25%-5.27% due 7/6-8/17/2007 (1) (5)	$ 206,400	205,481.64
Procter & Gamble International Funding S.C.A. 5.21%-5.24% due 8/6-9/14/2007 (1) (5)	176,723	175,160.54
Clipper Receivables Co., LLC 5.24%-5.26% due 7/23-8/13/2007 (1) (5)	159,600	158,791.49
Bank of America Corp. 5.235%-5.245% due 7/27-8/14/2007 (5)	88,500	88,029
Ranger Funding Co. LLC 5.25%-5.27% due 8/8-8/28/2007 (1) (5)	50,000	49,667.43
Wal-Mart Stores Inc. 5.18%-5.20% due 7/24-9/18/2007 (1) (5)	138,500	137,418.43
JPMorgan Chase & Co. 5.24% due 8/2/2007 (5)	50,000	49,759
Jupiter Securitization Co., LLC 5.24%-5.35% due 7/2-7/12/2007 (1)	46,924	46,881
Park Avenue Receivables Co., LLC 5.24% due 7/16/2007 (1)	38,200	38,111.42
Three Pillars Funding, LLC 5.26%-5.37% due 7/2-7/10/2007 (1)	125,200	125,039.39
Honeywell International Inc. 5.19%-5.22% due 7/23-8/16/2007 (1) (5)	105,900	105,427.33
Coca-Cola Co. 5.19%-5.22% due 7/18/2007 (1)	59,400	59,249
Atlantic Industries 5.24% due 7/30/2007 (1)	34,410	34,260.29
Johnson & Johnson 5.19%-5.23% due 8/8-9/24/2007 (1) (5)	80,000	79,260.25
Federal Home Loan Bank 5.115% due 7/20/2007	50,000	49,864.15
International Lease Finance Corp. 5.21% due 7/10/2007	30,300	30,256.09
Other securities		375,269	1.17

Total short-term securities (cost: $1,807,801,000)		1,807,921	5.62

Total investment securities (cost: $32,262,587,000)		32,282,824	100.24
Other assets less liabilities		(76,485)	(.24)

Net assets		$32,206,339	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2007, appear below.

						Market value
					Dividend	of affiliates
					income	at 6/30/07
Company	Beginning shares	Purchases	Sales	Ending shares	(000)	(000)
ZiLOG, Inc. (6)	879,000	-	-	879,000	-	$4,509
Clarent Hospital Corp. (6) (7)	331,291	-	-	331,291	-	33

					-	$4,542

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $7,146,317,000, which represented 22.19% of the net assets of the fund.
(2) Coupon rate may change periodically.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Security did not produce income during the last 12 months.
(7) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $22,486,000.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at June 30, 2007			unaudited
	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $32,246,635)		$32,278,282
Affiliated issuers (cost: $15,952)		4,542	$32,282,824
Cash			14,270
Receivables for:
Sales of investments		453,474
Sales of fund's shares		124,488
Open forward currency contracts		29
Closed forward currency contracts		1,148
Dividends and interest		370,640	949,779
			33,246,873
Liabilities:
Payables for:
Purchases of investments		955,735
Repurchases of fund's shares		43,525
Dividends on fund's shares		22,186
Open forward currency contracts		117
Investment advisory services		5,804
Services provided by affiliates		12,083
Deferred directors' compensation		523
Other		561	1,040,534
Net assets at June 30, 2007			$32,206,339

Net assets consist of:
Capital paid in on shares of capital stock			$32,588,820
Undistributed net investment income			88,490
Accumulated net realized loss			(491,821)
Net unrealized appreciation			20,850
Net assets at June 30, 2007			$32,206,339

Total authorized capital stock - 5,000,000 shares, $.001 par value (2,441,747 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$23,053,671	1,747,831	$13.19
Class B	1,499,456	113,683	13.19
Class C	2,218,327	168,185	13.19
Class F	2,349,010	178,092	13.19
Class 529-A	462,555	35,069	13.19
Class 529-B	73,640	5,583	13.19
Class 529-C	211,392	16,027	13.19
Class 529-E	24,710	1,873	13.19
Class 529-F	18,785	1,424	13.19
Class R-1	46,391	3,516	13.19
Class R-2	588,587	44,624	13.19
Class R-3	757,697	57,445	13.19
Class R-4	451,024	34,195	13.19
Class R-5	451,094	34,200	13.19
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $13.70 each.

See Notes to Financial Statements

Statement of operations			unaudited
for the six months ended June 30, 2007		(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $537)		$849,091
Dividends		13,173	$862,264

Fees and expenses(*):
Investment advisory services		36,889
Distribution services		53,371
Transfer agent services		13,112
Administrative services		6,030
Reports to shareholders		719
Registration statement and prospectus		1,213
Postage, stationery and supplies		1,640
Directors' compensation		155
Auditing and legal		14
Custodian		688
State and local taxes		206
Other		142
Total fees and expenses before reimbursements/waivers		114,179
Less reimbursements/waivers of fees and expenses:
Investment advisory services		3,739
Administrative services		249
Total fees and expenses after reimbursements/waivers			110,191
Net investment income			752,073

Net realized gain and unrealized depreciation on investments and non-U.S. currency:
Net realized gain on:
Investments		44,074
Non-U.S. currency transactions		4,697	48,771
Net unrealized depreciation on:
Investments		(443,494)
Non-U.S. currency translations		(835)	(444,329)
Net realized gain and unrealized depreciation
on investments and non-U.S. currency			(395,558)
Net increase in net assets resulting from operations			$356,515

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets		(dollars in thousands)

		Six months	Year ended
		ended June 30,	December 31,
		2007*	2006
Operations:
Net investment income		$752,073	$1,234,916
Net realized gain (loss) on investments and non-U.S. currency transactions		48,771	(87,674)
Net unrealized (depreciation) appreciation on investments and non-U.S. currency translations		(444,329)	264,345
Net increase in net assets resulting from operations		356,515	1,411,587

Dividends paid or accrued to shareholders from net investment income and
non-U.S. currency gain		(672,665)	(1,214,994)

Net capital share transactions		4,514,689	4,835,584

Total increase in net assets		4,198,539	5,032,177

Net assets:
Beginning of period		28,007,800	22,975,623
End of period (including undistributed net investment income:
$88,490 and $9,082, respectively)		$32,206,339	$28,007,800

*Unaudited.

See Notes to Financial Statements

Notes to financial statements	unaudited

1.	Organization and significant accounting policies

Organization– The Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with preservation of capital through a diversified portfolio of bonds and other fixed-income obligations.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation– Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders– Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation– Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts– The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions– The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk – The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation– Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. For the six months ended June 30, 2007, there were no non-U.S. taxes recorded based on realized and unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended June 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by non-U.S. tax authorities for tax years before 2005.

Distributions– Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$19,605
Capital loss carryforwards*:
Expiring 2010	$(183,032)
Expiring 2011	(243,982)
Expiring 2014	(69,196)	(496,210)
*The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

As of June 30, 2007, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$411,044
Gross unrealized depreciation on investment securities	(458,929)
Net unrealized depreciation on investment securities	(47,885)
Cost of investment securities	32,330,709

Ordinary income distributions paid or accrued to shareholders from net investment income and non-U.S. currency gain were as follows (dollars in thousands):

Share class	Six months ended June 30, 2007	Year ended December 31, 2006
Class A	$500,679	$941,317
Class B	28,441	59,893
Class C	38,464	66,720
Class F	45,532	55,145
Class 529-A	9,650	16,173
Class 529-B	1,328	2,569
Class 529-C	3,570	5,889
Class 529-E	486	840
Class 529-F	393	550
Class R-1	722	943
Class R-2	10,401	17,973
Class R-3	14,405	21,268
Class R-4	9,004	12,290
Class R-5	9,590	13,424
Total	$672,665	$1,214,994

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services– The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.12% on such assets in excess of $20 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 2.25% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the six months ended June 30, 2007, CRMC reduced investment advisory service rates to a proposed rate that would continue the series of rates to include an additional annual rate of 0.115% on daily net assets in excess of $28 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended June 30, 2007, total investment advisory services fees waived by CRMC were $3,739,000. As a result, the fee shown on the accompanying financial statements of $36,889,000, which was equivalent to an annualized rate of 0.246%, was reduced to $33,150,000, or 0.221% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2007, unreimbursed expenses subject to reimbursement totaled $8,862,000 for Class A. There were no unreimbursed expenses subject to reimbursement for Class 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described on the following page.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended June 30, 2007, the total administrative services fees paid by CRMC were $1,000 and $248,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$27,200	$12,326	Not applicable	Not applicable	Not applicable
Class B	7,363	786	Not applicable	Not applicable	Not applicable
Class C	10,124	Included in administrative services	$1,444	$195	Not applicable
Class F	2,470		893	139	Not applicable
Class 529-A	455		219	35	$213
Class 529-B	355		36	8	36
Class 529-C	950		98	20	95
Class 529-E	57		12	2	8
Class 529-F	-		9	2	11
Class R-1	190		23	16	Not applicable
Class R-2	2,036		373	973	Not applicable
Class R-3	1,682		450	251	Not applicable
Class R-4	489		262	14	Not applicable
Class R-5	Not applicable		187	6	Not applicable
Total	$53,371	$13,112	$4,006	$1,661	$363

Deferred directors’ compensation– Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $155,000, shown on the accompanying financial statements, includes $103,000 in current fees (either paid in cash or deferred) and a net increase of $52,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends		Repurchases*		Net increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2007
Class A	$3,936,078	295,053	$430,355	32,280	$(1,757,529)	(131,840)	$2,608,904	195,493
Class B	142,760	10,696	23,477	1,761	(110,665)	(8,298)	55,572	4,159
Class C	538,363	40,354	32,165	2,413	(177,365)	(13,302)	393,163	29,465
Class F	942,701	70,681	36,067	2,706	(216,760)	(16,264)	762,008	57,123
Class 529-A	84,749	6,354	9,310	698	(14,829)	(1,113)	79,230	5,939
Class 529-B	6,772	508	1,283	96	(2,291)	(172)	5,764	432
Class 529-C	48,472	3,634	3,439	258	(8,161)	(612)	43,750	3,280
Class 529-E	4,272	320	469	35	(787)	(59)	3,954	296
Class 529-F	4,680	351	378	28	(613)	(46)	4,445	333
Class R-1	22,353	1,676	684	51	(5,373)	(403)	17,664	1,324
Class R-2	165,021	12,376	9,983	749	(80,184)	(6,018)	94,820	7,107
Class R-3	285,161	21,377	13,834	1,038	(103,937)	(7,790)	195,058	14,625
Class R-4	173,452	13,006	8,669	650	(51,449)	(3,859)	130,672	9,797
Class R-5	144,513	10,834	8,054	604	(32,882)	(2,468)	119,685	8,970
Total net increase
(decrease)	$6,499,347	487,220	$578,167	43,367	$(2,562,825)	(192,244)	$4,514,689	338,343

Year ended December 31, 2006
Class A	$5,447,659	413,075	$828,398	62,824	$(3,488,816)	(264,831)	$2,787,241	211,068
Class B	211,762	16,071	50,434	3,825	(228,925)	(17,385)	33,271	2,511
Class C	676,419	51,255	56,789	4,305	(327,868)	(24,894)	405,340	30,666
Class F	981,606	74,277	44,262	3,353	(228,643)	(17,352)	797,225	60,278
Class 529-A	124,278	9,418	16,139	1,224	(28,777)	(2,183)	111,640	8,459
Class 529-B	11,920	903	2,563	195	(4,252)	(323)	10,231	775
Class 529-C	58,933	4,463	5,874	445	(17,057)	(1,294)	47,750	3,614
Class 529-E	6,627	502	837	64	(1,969)	(149)	5,495	417
Class 529-F	7,487	568	549	42	(945)	(72)	7,091	538
Class R-1	16,185	1,224	931	71	(5,750)	(436)	11,366	859
Class R-2	228,880	17,369	17,884	1,355	(102,796)	(7,797)	143,968	10,927
Class R-3	295,955	22,433	21,159	1,604	(112,658)	(8,548)	204,456	15,489
Class R-4	187,503	14,206	12,269	929	(58,770)	(4,461)	141,002	10,674
Class R-5	171,087	12,937	11,226	851	(52,805)	(3,994)	129,508	9,794
Total net increase
(decrease)	$8,426,301	638,701	$1,069,314	81,087	$(4,660,031)	(353,719)	$4,835,584	366,069

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of June 30, 2007, the fund had open forward currency contracts to purchase or sell non-U.S. currencies as follows (amounts in thousands):

	Contract amount		U.S. valuations at June 30, 2007

				Unrealized
				appreciation
Non-U.S.currency contracts	Non-U.S.	U.S.	Amount	(depreciation)

Purchases:
Euros
expiring 9/25/2007	€2,000	$2,686	$2,715	$29

Sales:
Euros
expiring 8/14 to 9/20/2007	€6,695	8,968	9,085	(117)

Forward currency contracts - net				$(88)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,418,603,000 and $6,618,116,000, respectively, during the six months ended June 30, 2007.

Financial highlights	(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3)(4)	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 6/30/2007	(5)	$13.32	$.34	$(.17)	$.17	$(.30)	$13.19	1.31%	$23,054.64%			(6)	.62%	(6)	5.13%	(6)
Year ended 12/31/2006		13.22	.67	.09	.76	(.66)	13.32	5.88	20,670.65				.62		5.07
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.94	17,738.65				.62		4.60
Year ended 12/31/2004		13.51	.61	.16	.77	(.63)	13.65	5.85	15,822.65				.65		4.54
Year ended 12/31/2003		12.70	.68	.84	1.52	(.71)	13.51	12.22	13,991.67				.67		5.15
Year ended 12/31/2002		12.79	.82	(.08)	.74	(.83)	12.70	6.11	12,600.71				.71		6.59
Class B:
Six months ended 6/30/2007	(5)	13.32	.29	(.17)	.12	(.25)	13.19	.94	1,499		1.39	(6)	1.36	(6)	4.40	(6)
Year ended 12/31/2006		13.22	.57	.09	.66	(.56)	13.32	5.09	1,458		1.40		1.37		4.33
Year ended 12/31/2005		13.65	.52	(.36)	.16	(.59)	13.22	1.19	1,415		1.38		1.36		3.87
Year ended 12/31/2004		13.51	.51	.16	.67	(.53)	13.65	5.07	1,394		1.39		1.38		3.80
Year ended 12/31/2003		12.70	.58	.84	1.42	(.61)	13.51	11.38	1,274		1.41		1.41		4.37
Year ended 12/31/2002		12.79	.72	(.08)	.64	(.73)	12.70	5.28	939		1.47		1.47		5.77
Class C:
Six months ended 6/30/2007	(5)	13.32	.29	(.17)	.12	(.25)	13.19	.91	2,218		1.44	(6)	1.42	(6)	4.32	(6)
Year ended 12/31/2006		13.22	.56	.09	.65	(.55)	13.32	5.04	1,847		1.45		1.42		4.27
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.12	1,429		1.44		1.42		3.81
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	4.99	1,123		1.46		1.45		3.71
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.29	848		1.49		1.49		4.26
Year ended 12/31/2002		12.79	.71	(.08)	.63	(.72)	12.70	5.20	554		1.55		1.55		5.66
Class F:
Six months ended 6/30/2007	(5)	13.32	.34	(.17)	.17	(.30)	13.19	1.31	2,349.62			(6)	.60	(6)	5.12	(6)
Year ended 12/31/2006		13.22	.67	.09	.76	(.66)	13.32	5.90	1,611.63				.60		5.07
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.92	803.65				.63		4.60
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.80	487.70				.69		4.46
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.15	292.72				.72		5.02
Year ended 12/31/2002		12.79	.81	(.08)	.73	(.82)	12.70	6.04	180.77				.77		6.44
Class 529-A:
Six months ended 6/30/2007	(5)	13.32	.34	(.17)	.17	(.30)	13.19	1.27	462.71			(6)	.69	(6)	5.07	(6)
Year ended 12/31/2006		13.22	.66	.09	.75	(.65)	13.32	5.85	388.68				.66		5.05
Year ended 12/31/2005		13.65	.61	(.36)	.25	(.68)	13.22	1.88	273.69				.67		4.57
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.80	187.70				.70		4.48
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.21	110.68				.68		5.05
Period from 2/15/2002 to 12/31/2002		12.76	.69	(.04)	.65	(.71)	12.70	5.33	50.75			(6)	.75	(6)	6.46	(6)
Class 529-B:
Six months ended 6/30/2007	(5)	13.32	.29	(.17)	.12	(.25)	13.19	.88	74		1.50	(6)	1.48	(6)	4.28	(6)
Year ended 12/31/2006		13.22	.55	.09	.64	(.54)	13.32	4.97	69		1.53		1.50		4.20
Year ended 12/31/2005		13.65	.50	(.36)	.14	(.57)	13.22	1.02	58		1.54		1.52		3.71
Year ended 12/31/2004		13.51	.48	.16	.64	(.50)	13.65	4.86	49		1.59		1.58		3.60
Year ended 12/31/2003		12.70	.55	.84	1.39	(.58)	13.51	11.18	35		1.61		1.61		4.13
Period from 2/15/2002 to 12/31/2002		12.76	.60	(.04)	.56	(.62)	12.70	4.55	17		1.64	(6)	1.64	(6)	5.57	(6)
Class 529-C:
Six months ended 6/30/2007	(5)	13.32	.29	(.17)	.12	(.25)	13.19	.88	211		1.50	(6)	1.48	(6)	4.28	(6)
Year ended 12/31/2006		13.22	.55	.09	.64	(.54)	13.32	4.99	170		1.51		1.49		4.22
Year ended 12/31/2005		13.65	.50	(.36)	.14	(.57)	13.22	1.03	121		1.53		1.51		3.74
Year ended 12/31/2004		13.51	.48	.16	.64	(.50)	13.65	4.88	86		1.57		1.57		3.61
Year ended 12/31/2003		12.70	.55	.84	1.39	(.58)	13.51	11.19	56		1.59		1.59		4.15
Period from 2/19/2002 to 12/31/2002		12.73	.60	(.02)	.58	(.61)	12.70	4.75	28		1.63	(6)	1.63	(6)	5.58	(6)
Class 529-E:
Six months ended 6/30/2007	(5)	13.32	.32	(.17)	.15	(.28)	13.19	1.13	25		1.00	(6)	.97	(6)	4.79	(6)
Year ended 12/31/2006		13.22	.62	.09	.71	(.61)	13.32	5.53	21.99				.97		4.74
Year ended 12/31/2005		13.65	.57	(.36)	.21	(.64)	13.22	1.56	15		1.01		.99		4.25
Year ended 12/31/2004		13.51	.55	.16	.71	(.57)	13.65	5.43	11		1.05		1.05		4.13
Year ended 12/31/2003		12.70	.62	.84	1.46	(.65)	13.51	11.77	7		1.06		1.06		4.68
Period from 3/7/2002 to 12/31/2002		12.70	.61	.02	.63	(.63)	12.70	5.14	3		1.13	(6)	1.13	(6)	6.06	(6)
Class 529-F:
Six months ended 6/30/2007	(5)	$13.32	$.35	$(.17)	$.18	$(.31)	$13.19	1.38%	$19.50%			(6)	.48%	(6)	5.29%	(6)
Year ended 12/31/2006		13.22	.69	.09	.78	(.68)	13.32	6.05	14.49				.46		5.25
Year ended 12/31/2005		13.65	.62	(.36)	.26	(.69)	13.22	1.98	7.58				.56		4.69
Year ended 12/31/2004		13.51	.59	.16	.75	(.61)	13.65	5.69	4.80				.80		4.36
Year ended 12/31/2003		12.70	.64	.84	1.48	(.67)	13.51	11.96	2.82				.82		4.72
Period from 9/26/2002 to 12/31/2002		12.31	.19	.40	.59	(.20)	12.70	4.81	-	(7)	.30		.30		1.51
Class R-1:
Six months ended 6/30/2007	(5)	13.32	.29	(.17)	.12	(.25)	13.19	.90	46		1.47	(6)	1.44	(6)	4.32	(6)
Year ended 12/31/2006		13.22	.56	.09	.65	(.55)	13.32	5.05	29		1.49		1.42		4.28
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.11	18		1.51		1.43		3.82
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	4.98	11		1.55		1.47		3.70
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.29	5		1.65		1.49		4.13
Period from 6/11/2002 to 12/31/2002		12.65	.38	.06	.44	(.39)	12.70	3.59	1		2.53	(6)	1.52	(6)	5.55	(6)
Class R-2:
Six months ended 6/30/2007	(5)	13.32	.29	(.17)	.12	(.25)	13.19	.92	589		1.52	(6)	1.40	(6)	4.36	(6)
Year ended 12/31/2006		13.22	.56	.09	.65	(.55)	13.32	5.06	500		1.67		1.41		4.30
Year ended 12/31/2005		13.65	.51	(.36)	.15	(.58)	13.22	1.14	352		1.74		1.41		3.84
Year ended 12/31/2004		13.51	.50	.16	.66	(.52)	13.65	5.02	238		1.85		1.43		3.73
Year ended 12/31/2003		12.70	.57	.84	1.41	(.60)	13.51	11.33	111		1.94		1.46		4.20
Period from 5/31/2002 to 12/31/2002		12.72	.40	(.01)	.39	(.41)	12.70	3.23	21		1.67	(6)	1.48	(6)	5.56	(6)
Class R-3:
Six months ended 6/30/2007	(5)	13.32	.32	(.17)	.15	(.28)	13.19	1.14	758.98			(6)	.95	(6)	4.81	(6)
Year ended 12/31/2006		13.22	.62	.09	.71	(.61)	13.32	5.49	570		1.02		.99		4.71
Year ended 12/31/2005		13.65	.56	(.36)	.20	(.63)	13.22	1.53	361		1.05		1.02		4.23
Year ended 12/31/2004		13.51	.55	.16	.71	(.57)	13.65	5.42	213		1.06		1.05		4.12
Year ended 12/31/2003		12.70	.62	.84	1.46	(.65)	13.51	11.76	95		1.12		1.07		4.59
Period from 6/4/2002 to 12/31/2002		12.73	.42	(.02)	.40	(.43)	12.70	3.31	18		1.20	(6)	1.10	(6)	5.95	(6)
Class R-4:
Six months ended 6/30/2007	(5)	13.32	.34	(.17)	.17	(.30)	13.19	1.30	451.66			(6)	.64	(6)	5.12	(6)
Year ended 12/31/2006		13.22	.66	.09	.75	(.65)	13.32	5.86	325.67				.65		5.06
Year ended 12/31/2005		13.65	.61	(.36)	.25	(.68)	13.22	1.91	182.67				.65		4.61
Year ended 12/31/2004		13.51	.60	.16	.76	(.62)	13.65	5.81	77.68				.68		4.48
Year ended 12/31/2003		12.70	.67	.84	1.51	(.70)	13.51	12.15	18.72				.72		5.05
Period from 5/20/2002 to 12/31/2002		12.67	.47	.04	.51	(.48)	12.70	4.21	11.77			(6)	.74	(6)	6.20	(6)
Class R-5:
Six months ended 6/30/2007	(5)	13.32	.36	(.17)	.19	(.32)	13.19	1.44	451.37			(6)	.34	(6)	5.41	(6)
Year ended 12/31/2006		13.22	.70	.09	.79	(.69)	13.32	6.17	336.37				.35		5.36
Year ended 12/31/2005		13.65	.66	(.36)	.30	(.73)	13.22	2.21	204.37				.35		4.91
Year ended 12/31/2004		13.51	.65	.16	.81	(.67)	13.65	6.14	127.37				.37		4.81
Year ended 12/31/2003		12.70	.71	.84	1.55	(.74)	13.51	12.52	106.40				.40		5.39
Period from 5/15/2002 to 12/31/2002		12.66	.52	.05	.57	(.53)	12.70	4.66	78.42			(6)	.42	(6)	6.75	(6)

	Six months ended
	June 30,	Year ended December 31
	2007(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	24%	53%	50%	45%	60%	50%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007, through June 30, 2007).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2007	Ending account value 6/30/2007	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,013.08	$3.09	.62%
Class A -- assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B -- actual return	1,000.00	1,009.35	6.78	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	1,009.06	7.07	1.42
Class C -- assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F -- actual return	1,000.00	1,013.13	2.99	.60
Class F -- assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-A -- actual return	1,000.00	1,012.71	3.44	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B -- actual return	1,000.00	1,008.77	7.37	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C -- actual return	1,000.00	1,008.78	7.37	1.48
Class 529-C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-E -- actual return	1,000.00	1,011.32	4.84	.97
Class 529-E -- assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-F -- actual return	1,000.00	1,013.78	2.40	.48
Class 529-F -- assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 -- actual return	1,000.00	1,008.96	7.17	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,009.15	6.97	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	1,011.39	4.74	.95
Class R-3 -- assumed 5% return	1,000.00	1,020.08	4.76	.95
Class R-4 -- actual return	1,000.00	1,012.98	3.19	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 -- actual return	1,000.00	1,014.44	1.70	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.11	1.71	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 365 (to reflect the one-half year period).

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete June 30, 2007, portfolio of The Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
>	The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds     Capital Research and Management          Capital International       Capital Guardian         Capital Bank and Trust

Lit. No. MFGESR-908-0807P

Litho in USA BG/CVB/6370-S10058

Printed on recycled paper

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

Bond Fund of AmericaSM
Investment portfolio

June 30, 2007

 unaudited

Bonds & notes — 90.32%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 39.53%
FINANCIALS — 17.15%
General Motors Acceptance Corp. 5.85% 2009	$7,790	$7,680
Residential Capital Corp. 6.457% 2009[1]	40,000	39,950
Residential Capital Corp. 7.187% 2009[1,2]	7,595	7,564
Residential Capital Corp. 6.375% 2010	66,750	65,932
General Motors Acceptance Corp. 7.75% 2010	4,355	4,411
Residential Capital Corp. 6.00% 2011	15,000	14,526
General Motors Acceptance Corp. 7.25% 2011	44,790	44,678
General Motors Acceptance Corp. 6.625% 2012	3,000	2,900
General Motors Acceptance Corp. 6.875% 2012	10,000	9,784
General Motors Acceptance Corp. 7.00% 2012	34,000	33,378
Residential Capital Corp. 6.50% 2013	94,000	90,966
General Motors Acceptance Corp. 6.75% 2014	46,250	44,355
General Motors Acceptance Corp. 7.56% 2014[1]	75,000	75,864
Residential Capital Corp. 6.875% 2015	7,780	7,557
Washington Mutual, Inc. 5.00% 2012	14,000	13,512
Washington Mutual, Inc. 5.66% 2012[1]	41,000	40,715
Washington Mutual Bank, FA 5.50% 2013	10,155	9,936
Washington Mutual Bank 5.78% 2013[1]	47,000	47,067
Washington Mutual Bank, FA 5.65% 2014	345	337
Washington Mutual Bank, FA, Series 16, 5.125% 2015	15,000	14,164
Washington Mutual, Inc. 6.75% 2036	5,000	5,158
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,2]	120,500	116,704
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[1,2]	74,800	71,530
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2]	64,600	63,774
ASIF Global Financing XVIII 3.85% 2007[2]	5,785	5,751
International Lease Finance Corp. 4.35% 2008	20,500	20,235
AIG SunAmerica Global Financing VII 5.85% 2008[2]	24,250	24,357
International Lease Finance Corp. 3.50% 2009	10,000	9,691
International Lease Finance Corp. 4.75% 2009	15,000	14,808
International Lease Finance Corp. 5.125% 2010	25,000	24,721
American General Finance Corp., Series J, 5.64% 2011[1]	30,000	30,165
International Lease Finance Corp. 5.00% 2012	13,500	13,075
International Lease Finance Corp., Series R, 5.40% 2012	10,000	9,903
International Lease Finance Corp., Series R, 5.625% 2013	20,000	19,981
American General Finance Corp., Series I, 5.85% 2013	27,500	27,668
International Lease Finance Corp. 5.875% 2013	5,000	5,040
International Lease Finance Corp., Series R, 5.65% 2014	11,500	11,420
American General Finance Corp., Series I, 5.40% 2015	20,000	19,306
American International Group, Inc. 5.00% 2023	£400	716
ILFC E-Capital Trust II 6.25% 2065[1,2]	$42,460	41,480
American General Capital I 6.00% 2067[1,2]	10,500	10,059
American International Group, Inc., Series A-1, 6.25% 2087[1]	23,720	22,501
Ford Motor Credit Co. 7.875% 2010	12,000	12,005
Ford Motor Credit Co. 9.75% 2010[1]	47,500	49,633
Ford Motor Credit Co. 7.25% 2011	24,000	23,119
Ford Motor Credit Co. 7.375% 2011	2,150	2,102
Ford Motor Credit Co. 10.61% 2011[1]	60,275	65,164
Ford Motor Credit Co. 8.105% 2012[1]	8,000	7,987
Ford Motor Credit Co. 8.00% 2016	49,350	47,346
J.P. Morgan Chase & Co. 4.00% 2008	12,500	12,396
BANK ONE, Texas, NA 6.25% 2008	7,250	7,280
J.P. Morgan Chase & Co. 6.75% 2011	15,000	15,597
J.P. Morgan Chase & Co. 4.875% 2014	18,340	17,459
J.P. Morgan Chase & Co. 4.891% 2015[1]	55,000	53,968
Bank One Corp. 4.90% 2015	9,000	8,527
JPMorgan Chase Capital XXI, Series U, 6.305% 2037[1]	30,000	29,742
JPMorgan Chase Capital XX, Series T, 6.55% 2066	27,670	26,732
JPMorgan Chase Capital XVIII, Series R, 6.95% 2066	17,400	17,643
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	57,950	55,859
Westfield Group 5.40% 2012[2]	50,000	49,357
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[2]	26,600	25,504
Westfield Group 5.70% 2016[2]	7,000	6,891
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017	£3,780	7,066
CIT Group Inc. 4.00% 2008	$14,000	13,833
CIT Group Inc. 5.50% 2008	£165	327
CIT Group Inc. 6.875% 2009	$31,000	31,836
CIT Group Inc. 4.25% 2010	30,000	29,008
CIT Group Inc. 5.635% 2011[1]	30,000	29,905
CIT Group Inc. 5.40% 2013	15,000	14,596
CIT Group Inc. 6.10% 2067[1]	26,350	24,040
Household Finance Corp. 4.125% 2009	25,000	24,289
HSBC Finance Corp. 4.625% 2010	11,500	11,200
Household Finance Corp. 6.75% 2011	23,750	24,674
HSBC Finance Corp. 5.71% 2012[1]	20,000	20,041
HSBC Finance Corp. 5.71% 2012[1]	15,000	15,081
HSBC Finance Corp. 5.00% 2015	27,195	25,513
Midland Bank 5.625% Eurodollar note (undated)[1]	15,000	13,050
PNC Funding Corp. 4.20% 2008	6,750	6,690
PNC Funding Corp. 5.555% 2014[1]	30,000	30,028
PNC Funding Corp., Series II, 6.113% (undated)[1,2]	34,300	33,488
PNC Funding Corp., Series I, 6.517% (undated)[1,2]	47,000	47,593
Santander Issuances, SA Unipersonal 5.72% 2016[1,2]	21,500	21,626
Santander Issuances, SA Unipersonal 5.805% 2016[1,2]	68,700	69,059
Abbey National PLC 6.70% (undated)[1]	18,380	18,561
Abbey National PLC 7.50% (undated)[1]	£3,270	6,925
TuranAlem Finance BV 7.75% 2013[2]	$11,000	10,602
TuranAlem Finance BV 8.00% 2014	7,960	7,681
TuranAlem Finance BV 8.00% 2014[2]	5,000	4,825
TuranAlem Finance BV 8.50% 2015[2]	20,560	20,124
TuranAlem Finance BV 8.50% 2015	7,390	7,233
TuranAlem Finance BV 8.25% 2037[2]	61,795	59,478
Simon Property Group, LP 4.875% 2010	12,000	11,813
Simon Property Group, LP 5.375% 2011	12,500	12,417
Simon Property Group, LP 5.60% 2011	32,060	32,075
Simon Property Group, LP 5.00% 2012	16,000	15,594
Simon Property Group, LP 5.75% 2012	4,000	4,022
Simon Property Group, LP 5.75% 2015	3,250	3,221
Simon Property Group, LP 5.25% 2016	1,000	954
Simon Property Group, LP 6.10% 2016	4,750	4,816
Simon Property Group, LP 5.875% 2017	17,250	17,186
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	7,500	7,333
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[2]	2,500	2,463
Prudential Financial, Inc., Series D, 5.10% 2011	2,000	1,963
Prudential Financial, Inc., Series B, 4.75% 2014	4,000	3,776
Prudential Financial, Inc., Series D, 6.10% 2017	12,500	12,664
Prudential Holdings, LLC, Series C, 8.695% 2023[2,3]	57,035	69,055
Kimco Realty Corp., Series C, 3.95% 2008	5,000	4,903
Kimco Realty Corp., Series C, 4.82% 2011	7,500	7,261
Kimco Realty Corp. 6.00% 2012	17,500	17,733
Kimco Realty Corp., Series C, 4.82% 2014	12,000	11,327
Kimco Realty Corp., Series C, 4.904% 2015	3,000	2,825
Kimco Realty Corp., Series C, 5.783% 2016	19,500	19,288
Kimco Realty Corp. 5.70% 2017	33,450	32,576
BNP Paribas 5.75% 2022	£415	809
BNP Paribas 7.195% (undated)[1,2]	$93,100	94,446
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€10,370	14,754
UniCredito Italiano SpA 5.584% 2017[1,2]	$54,790	54,685
HVB Funding Trust I 8.741% 2031[2]	9,800	11,997
HVB Funding Trust III 9.00% 2031[2]	9,417	11,740
Bank of America Corp. 3.625% 2008	€2,120	2,855
Bank of America Corp. 4.50% 2010	$7,270	7,105
Bank of America Corp. 7.125% 2011	1,750	1,852
Bank of America Corp. 4.875% 2012	2,000	1,935
MBNA Corp., Series F, 7.50% 2012	1,800	1,941
Bank of America Corp. 6.10% 2017	30,000	30,396
MBNA Capital A, Series A, 8.278% 2026	7,500	7,828
MBNA Global Capital Funding, Series B, 6.156% 2027[1]	33,000	32,980
HBOS PLC, Series B, 5.92% (undated)[1,2]	57,600	54,107
Bank of Scotland 7.00% (undated)[1,2]	25,800	25,942
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]	76,915	77,293
Fifth Third Capital Trust IV 6.50% 2067[1]	74,750	72,381
Countrywide Home Loans, Inc. 5.875% 2008[3]	£95	189
Countrywide Home Loans, Inc., Series M, 4.125% 2009[3]	$20,000	19,409
Countrywide Financial Corp., Series B, 5.78% 2012[1]	30,000	30,053
Countrywide Financial Corp., Series B, 5.80% 2012	20,500	20,377
Standard Chartered Bank 5.375% (undated)[1]	£150	269
Standard Chartered Bank 5.50% Eurodollar note (undated)[1]	$15,000	12,545
Standard Chartered Bank 5.588% (undated)[1]	5,000	4,200
Standard Chartered PLC 6.409% (undated)[1,2]	52,400	50,057
Resona Bank, Ltd. 3.75% 2015[1]	€9,740	12,763
Resona Bank, Ltd. 5.85% (undated)[1,2]	$56,660	54,265
Hartford Financial Services Group, Inc. 4.70% 2007	16,250	16,230
Hartford Financial Services Group, Inc. 5.25% 2011	5,625	5,558
Hartford Life Insurance Co. 5.46% 2012[1]	2,500	2,503
Hartford Financial Services Group, Inc. 4.625% 2013	4,000	3,787
Glen Meadow Pass Through Trust 6.505% 2067[1,2]	35,201	34,600
Lehman Brothers Holdings Inc. 5.00% 2010	£235	455
Lehman Brothers Holdings Inc., Series I, 5.50% 2010[1]	$5,000	5,000
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[1]	57,500	56,384
CNA Financial Corp. 5.85% 2014	8,500	8,343
CNA Financial Corp. 6.50% 2016	24,625	24,868
CNA Financial Corp. 7.25% 2023	24,145	24,905
SLM Corp., Series A, 3.95% 2008	17,500	17,053
SLM Corp., Series A, 4.50% 2010	38,000	35,160
SLM Corp., Series A, 5.40% 2011	5,000	4,584
Hospitality Properties Trust 7.00% 2008	1,000	1,008
Hospitality Properties Trust 6.75% 2013	17,845	18,426
Hospitality Properties Trust 5.125% 2015	6,850	6,437
Hospitality Properties Trust 6.30% 2016	24,175	24,399
Hospitality Properties Trust 5.625% 2017	6,800	6,501
XL Capital Finance (Europe) PLC 6.50% 2012	6,455	6,635
XL Capital Ltd. 6.375% 2024	3,000	2,944
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]	37,380	36,275
Twin Reefs Asset Trust (XLFA), Series B, 6.32% (undated)[1,2]	10,200	10,233
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]	58,025	55,387
STB Finance Cayman Ltd., Series 108, 5.834% (undated)[1]	£150	292
Citigroup Inc. 3.50% 2008	$20,000	19,801
Citigroup Inc. 4.125% 2010	26,000	25,237
Citigroup Inc. 5.125% 2011	10,000	9,884
Citigroup Inc. 6.50% 2030	£35	76
American Express Credit Corp. 3.00% 2008	$6,810	6,675
American Express Co. 6.80% 2066[1]	46,500	48,029
Capital One Financial Corp. 5.64% 2009[1]	30,000	30,099
Capital One Financial Corp. 5.70% 2011	12,000	11,952
Capital One Financial Corp. 6.15% 2016	10,000	9,890
ACE INA Holdings Inc. 5.875% 2014	23,775	23,673
ACE INA Holdings Inc. 5.70% 2017	4,000	3,898
ACE Capital Trust II 9.70% 2030	12,423	16,110
ACE INA Holdings Inc. 6.70% 2036	5,980	6,091
HSBK (Europe) B.V. 7.75% 2013	10,855	11,126
HSBK (Europe) B.V. 7.75% 2013[2]	305	313
HSBK (Europe) B.V. 7.25% 2017[2]	39,245	38,181
AEGON NV 4.625% 2008	€7,750	10,500
Transamerica Corp. 9.375% 2008	$7,500	7,640
Monumental Global Funding II, Series 2004-F, 4.375% 2009[2]	2,000	1,958
Monumental Global Funding III 5.25% 2014[2]	23,000	22,703
Monumental Global Funding III 5.556% 2014[1,2]	2,710	2,710
AEGON NV 6.125% 2031	£1,730	3,603
Allstate Financial Global Funding LLC 4.25% 2008[2]	$7,500	7,389
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	5,000	4,934
Allstate Corp., Series B, 6.125% 2067[1]	35,500	34,263
Kazkommerts International BV 7.00% 2009[2]	5,500	5,548
Kazkommerts International BV 8.50% 2013	6,500	6,679
Kazkommerts International BV 7.875% 2014[2]	9,200	9,143
Kazkommerts International BV 8.00% 2015[2]	15,500	15,133
Kazkommerts International BV 8.00% 2015	600	586
Kazkommerts International BV, Series 4, 7.50% 2016	10,000	9,425
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	34,250	33,926
Wachovia Corp. 5.30% 2011	5,000	4,953
Wachovia Corp. 5.625% 2016	7,000	6,830
Lincoln National Corp. 7.00% 2066[1]	43,000	44,194
Liberty Mutual Group Inc. 6.50% 2035[2]	34,965	31,904
Liberty Mutual Group Inc. 7.50% 2036[2]	9,000	9,155
Liberty Mutual Group Inc., Series A, 7.80% 2087[2]	3,000	2,832
Developers Diversified Realty Corp. 3.875% 2009	19,500	19,003
Developers Diversified Realty Corp. 5.375% 2012	3,450	3,385
Developers Diversified Realty Corp. 5.50% 2015	19,500	18,833
State Street Capital Trust IV 6.355% 2077[1]	40,000	40,294
Wells Fargo & Co. 3.50% 2008	3,310	3,263
Wells Fargo & Co. 4.125% 2008	8,000	7,924
Wells Fargo Bank, National Assn. 4.75% 2015	29,175	27,401
AXA SA 6.379% (undated)[1,2]	6,400	5,791
AXA SA 6.463% (undated)[1,2]	35,000	32,600
Merrill Lynch & Co., Inc. 5.59% 2012[1]	5,000	4,996
Merrill Lynch & Co., Inc. 5.70% 2017	4,000	3,859
Merrill Lynch & Co., Inc. 6.11% 2037	29,680	27,941
ORIX Corp. 5.48% 2011	36,175	35,696
Brandywine Operating Partnership, LP 5.75% 2012	27,110	27,112
Brandywine Operating Partnership, LP 5.40% 2014	3,000	2,901
Brandywine Operating Partnership, LP 5.70% 2017	5,000	4,851
Development Bank of Singapore Ltd. 7.875% 2009[2]	20,000	20,929
DBS Bank Ltd. 5.966% 2021[1,2]	12,500	12,856
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]	10,985	10,228
Skandinaviska Endkilda Banken AB 5.00% (undated)[1]	£265	508
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]	$8,415	7,999
Skandinaviska Enskilda Banken AB 7.50% (undated)[1]	12,500	12,961
BBVA International SA Unipersonal 5.919% (undated)[1,2]	33,320	31,316
ProLogis 5.25% 2010	10,884	10,774
PLD International Finance LLC 4.375% 2011	€4,150	5,466
ProLogis 5.625% 2015	$14,940	14,641
ERP Operating LP 4.75% 2009	2,225	2,193
ERP Operating LP 6.625% 2012	5,000	5,195
ERP Operating LP 5.375% 2016	6,000	5,764
ERP Operating LP 5.75% 2017	18,000	17,679
Plum Creek Timberlands, LP 5.875% 2015	31,000	30,063
North Front Pass Through Trust 5.81% 2024[1,2]	19,085	18,469
Nationwide Mutual Insurance Co. 7.875% 2033[2]	8,000	9,248
Nationwide Mutual Insurance Co. 6.60% 2034[2]	2,000	1,914
Principal Life Global Funding I 2.80% 2008[2]	11,625	11,294
Principal Life Global Funding I 4.40% 2010[2]	16,600	16,049
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,996
Catlin Insurance Ltd. 7.249% (undated)[1,2]	30,000	28,593
Lazard Group LLC 7.125% 2015	22,605	23,353
Lazard Group LLC 6.85% 2017[2]	4,950	4,962
Metropolitan Life Global Funding I, Series 2003-4, 2.60% 2008[2]	20,000	19,465
MetLife, Inc. 5.50% 2014	5,224	5,138
MetLife, Inc. 5.00% 2015	2,000	1,891
ReliaStar Financial Corp. 6.50% 2008	6,016	6,071
ING Bank NV 5.50% 2012	€3,750	5,204
ING Groep NV 5.775% (undated)[1]	$15,500	14,984
iStar Financial, Inc. 5.375% 2010	10,675	10,571
iStar Financial, Inc., Series B, 5.125% 2011	1,500	1,469
iStar Financial, Inc. 6.05% 2015	14,285	14,033
Lloyds Bank, Series 2, 5.563% (undated)[1]	8,000	6,963
Lloyds TSB Group PLC 6.267% (undated)[1,2]	20,000	19,006
Rouse Co. 3.625% 2009	5,200	5,010
Rouse Co. 7.20% 2012	17,700	18,255
Rouse Co. 5.375% 2013	1,000	938
Rouse Co. 6.75% 2013[2]	1,400	1,406
UnionBanCal Corp. 5.25% 2013	2,000	1,948
Union Bank of California, NA 5.95% 2016	22,000	21,901
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[2]	5,000	4,998
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	18,000	17,451
ZFS Finance (USA) Trust II 6.45% 2065[1,2]	22,500	21,860
American Honda Finance Corp. 5.125% 2010[2]	21,850	21,653
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[1]	25,000	21,625
Assurant, Inc. 5.625% 2014	22,000	21,560
United Overseas Bank Ltd. 5.375% 2019[1,2]	22,250	21,473
Realogy Corp. 7.15% 2011[1,2]	750	756
Realogy Corp., Term Loan B, 8.35% 2013[1,3]	150	149
Realogy Corp., Term Loan B, Letter of Credit, 8.35% 2013[1,3]	50	50
Realogy Corp. 10.50% 2014[2]	4,410	4,212
Realogy Corp. 11.00% 2014[2,4]	6,000	5,670
Realogy Corp. 12.375% 2015[2]	200	183
Realogy Corp. 7.50% 2016[1,2]	7,750	7,789
Royal Bank of Scotland PLC 9.625% 2015	£200	484
Royal Bank of Scotland PLC 5.00% (undated)[1]	200	383
National Westminster Bank PLC 7.75% (undated)[1]	$17,000	17,090
Silicon Valley Bank 5.70% 2012	18,000	17,820
QBE Capital Funding II LP 6.797% (undated)[1,2]	17,800	17,412
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	17,000	16,884
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	11,000	10,868
Genworth Global Funding Trust, Series 2007-B, 5.491% 2012[1]	1,000	1,001
Genworth Financial, Inc. 6.15% 2066[1]	5,000	4,747
Capmark Financial Group, Inc. 6.007% 2010[1,2]	3,000	3,007
Capmark Financial Group, Inc. 5.875% 2012[2]	10,500	10,373
Capmark Financial Group, Inc. 6.30% 2017[2]	2,390	2,356
Credit Suisse First Boston (USA), Inc. 6.50% 2012	15,000	15,552
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	15,000	14,761
E*TRADE Financial Corp. 8.00% 2011	3,000	3,090
E*TRADE Financial Corp. 7.375% 2013	925	944
E*TRADE Financial Corp. 7.875% 2015	9,720	10,170
Downey Financial Corp. 6.50% 2014	14,380	14,083
Advanta Capital Trust I, Series B, 8.99% 2026	12,500	12,438
Independence Community Bank Corp. 4.90% 2010	12,000	11,750
Goldman Sachs Group, Inc. 5.536% 2012[1]	2,500	2,497
Goldman Sachs Group, Inc. 5.75% 2016	4,745	4,642
Goldman Sachs Group, Inc. 5.625% 2017	4,755	4,565
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[2]	12,000	11,472
AB Spintab 6.00% 2009	SKr73,000	10,951
Banco Santander-Chile 5.375% 2014[2]	$11,200	10,942
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[1]	10,625	10,426
Berkshire Hathaway Finance Corp. 4.75% 2012	10,000	9,731
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[2]	10,000	9,717
Zions Bancorporation 5.50% 2015	9,625	9,266
Shinsei Bank, Ltd. 3.75% 2016[1]	€6,865	8,870
Shinsei Bank, Ltd. 5.625% (undated)[1]	£195	367
Post Apartment Homes, LP 7.70% 2010	$1,400	1,488
Post Apartment Homes, LP 5.125% 2011	7,720	7,501
Banco Mercantil del Norte, SA 6.135% 2016[2]	8,600	8,631
Bank of Nova Scotia 5.625% 2085[1]	10,000	8,550
Host Marriott, LP, Series M, 7.00% 2012	7,130	7,175
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	994
Chohung Bank 4.50% 2014[1,2]	8,000	7,804
Allied Irish Banks, PLC 5.625% 2030[1]	£250	474
Allied Irish Banks Ltd. 5.855% (undated)[1]	$7,000	6,364
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]	6,500	6,646
Weingarten Realty Investors, Series A, 4.857% 2014	6,080	5,761
National Australia Bank Ltd. 5.486% (undated)[1,2]	5,925	5,624
Barclays Bank PLC 5.926% (undated)[1,2]	4,750	4,599
Barclays Bank PLC 6.375% (undated)[1]	£240	477
Irvine Apartment Communities, LP 7.00% 2007	5,000	4,997
Industrial Bank of Korea 4.00% 2014[1,2]	5,000	4,864
Bergen Bank 5.50% (undated)[1]	5,000	4,275
National Bank of Canada 5.563% 2087[1]	5,000	4,092
Financial Security Assurance Holdings Ltd. 6.40% 2066[1,2]	4,000	3,731
Credit Agricole SA 6.637% 2022[1,2]	3,700	3,603
Christiana Bank Og Kreditkasse 5.548% (undated)[1]	4,000	3,575
Federal Realty Investment Trust 4.50% 2011	3,500	3,376
Principal Financial Group, Inc. 6.05% 2036	3,000	2,918
Ambac Financial Group, Inc. 6.15% 2087[1]	3,000	2,697
UnumProvident Corp. 5.859% 2009	1,000	1,003
UnumProvident Finance Co. PLC 6.85% 2015[2]	1,425	1,458
FelCor Lodging LP 8.50% 2011[1]	2,270	2,398
Norinchukin Finance (Cayman) Ltd. 5.625% 2016[1]	£205	398
Commerzbank AG 6.625% 2019	70	144
		5,523,708

CONSUMER DISCRETIONARY — 5.36%
DaimlerChrysler North America Holding Corp. 4.05% 2008	$4,750	4,684
DaimlerChrysler North America Holding Corp. 4.75% 2008	4,800	4,784
DaimlerChrysler North America Holding Corp., Series E, 5.71% 2009[1]	48,000	48,109
DaimlerChrysler North America Holding Corp. 5.79% 2009[1]	30,000	30,139
DaimlerChrysler North America Holding Corp. 7.20% 2009	5,000	5,163
DaimlerChrysler North America Holding Corp. 4.875% 2010	20,000	19,632
DaimlerChrysler North America Holding Corp. 8.00% 2010	56,500	60,132
DaimlerChrysler North America Holding Corp. 7.75% 2011	26,350	28,066
DaimlerChrysler North America Holding Corp. 6.50% 2013	16,610	17,177
Lenfest Communications, Inc. 7.625% 2008	6,750	6,829
Tele-Communications, Inc. 9.80% 2012	17,500	20,218
Comcast Cable Communications, Inc. 7.125% 2013	1,650	1,751
Tele-Communications, Inc. 7.875% 2013	7,500	8,228
Comcast Corp. 5.85% 2015	29,025	28,590
Comcast Corp. 6.50% 2015	5,000	5,134
Comcast Corp. 5.90% 2016	12,800	12,594
Comcast Corp. 5.65% 2035	6,670	5,822
Comcast Corp. 6.45% 2037	40,375	39,036
Time Warner Inc. 8.18% 2007	2,225	2,233
Time Warner Inc. 5.59% 2009[1]	30,000	30,045
Time Warner Inc. 5.50% 2011	1,000	990
AOL Time Warner Inc. 6.875% 2012	17,250	18,015
Time Warner Inc. 5.875% 2016	16,500	16,076
Time Warner Companies, Inc. 7.25% 2017	1,600	1,709
AOL Time Warner Inc. 7.625% 2031	40,510	43,524
Time Warner Inc. 6.50% 2036	1,000	952
Viacom Inc. 5.75% 2011	2,500	2,498
Viacom Inc. 6.25% 2016	34,110	33,653
Viacom Inc. 6.875% 2036	32,600	31,592
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	10,150	10,328
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	14,150	14,468
Charter Communications Operating, LLC, Term Loan Facilities B, 7.36% 2014[1,3]	22,750	22,585
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	3,200	3,272
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	13,250	13,896
General Motors Nova Scotia Finance Co. 6.85% 2008	300	299
General Motors Corp. 7.20% 2011	20,435	19,694
General Motors Corp. 7.125% 2013	20,295	19,103
General Motors Corp. 7.25% 2013	€700	925
General Motors Corp. 7.70% 2016	5,000	4,662
General Motors Corp. 8.80% 2021	16,400	15,580
General Motors Corp. 9.40% 2021	1,875	1,842
General Motors Corp. 8.375% 2033	1,200	1,101
D.R. Horton, Inc. 9.75% 2010	1,150	1,247
D.R. Horton, Inc. 7.875% 2011	800	830
D.R. Horton, Inc. 6.875% 2013	5,385	5,381
D.R. Horton, Inc. 5.625% 2014	5,750	5,312
D.R. Horton, Inc. 5.25% 2015	20,000	17,924
D.R. Horton, Inc. 6.50% 2016	24,255	23,244
Harrah’s Operating Co., Inc. 5.50% 2010	17,320	16,790
Harrah’s Operating Co., Inc. 5.625% 2015	24,650	20,120
Harrah’s Operating Co., Inc. 6.50% 2016	12,500	10,454
Centex Corp. 5.80% 2009	2,500	2,498
Centex Corp. 6.50% 2016	44,595	42,956
Federated Retail Holdings, Inc. 5.35% 2012	24,155	23,755
Federated Retail Holdings, Inc. 5.90% 2016	17,500	17,086
Federated Retail Holdings, Inc. 6.375% 2037	4,275	4,126
Chancellor Media Corp. of Los Angeles 8.00% 2008	12,500	12,825
Clear Channel Communications, Inc. 5.75% 2013	8,000	7,211
Clear Channel Communications, Inc. 5.50% 2014	2,200	1,883
Clear Channel Communications, Inc. 6.875% 2018	13,000	11,437
News America Holdings Inc. 8.00% 2016	1,000	1,128
News America Inc. 7.25% 2018	2,250	2,437
News America Holdings Inc. 8.25% 2018	10,540	12,093
News America Inc. 6.40% 2035	14,250	13,614
Toll Brothers, Inc. 4.95% 2014	19,250	17,583
Toll Brothers, Inc. 5.15% 2015	12,290	11,106
Michaels Stores, Inc., Term Loan B, 7.625% 2013[1,3]	4,000	3,990
Michaels Stores, Inc. 10.00% 2014[2]	11,975	12,334
Michaels Stores, Inc. 0%/13.00% 2016[2,5]	6,625	4,207
Michaels Stores, Inc. 11.375% 2016[2]	3,475	3,649
J.C. Penney Co., Inc. 8.00% 2010	7,590	8,019
J.C. Penney Co., Inc. 9.00% 2012	995	1,127
J.C. Penney Corp., Inc. 5.75% 2018	11,325	10,954
J.C. Penney Corp., Inc. 6.375% 2036	4,165	3,979
Carnival Corp. 3.75% 2007	5,000	4,971
Carnival Corp. 6.15% 2008	18,623	18,680
Ryland Group, Inc. 5.375% 2008	2,000	1,996
Ryland Group, Inc. 5.375% 2012	22,500	21,471
American Media Operations, Inc., Series B, 10.25% 2009	16,615	15,826
American Media Operations, Inc. 8.875% 2011	7,060	6,742
Univision Communications Inc., Second Lien Term Loan, 7.82% 2009[1,3]	525	524
Univision Communications Inc., First Lien Term Loan B, 7.605% 2014[1,3]	4,455	4,377
Univision Communications Inc. 9.75% 2015[2,4]	17,510	17,379
K. Hovnanian Enterprises, Inc. 8.875% 2012	7,060	6,530
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,425	1,254
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,475	1,268
K. Hovnanian Enterprises, Inc. 6.25% 2015	500	427
K. Hovnanian Enterprises, Inc. 6.25% 2016	725	620
K. Hovnanian Enterprises, Inc. 7.50% 2016	4,050	3,706
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,940	5,732
Cox Communications, Inc. 5.91% 2007[1]	5,000	5,011
Cox Communications, Inc. 7.875% 2009	1,000	1,046
Cox Communications, Inc. 5.45% 2014	12,750	12,354
Delphi Automotive Systems Corp. 6.55% 2006[6]	500	597
Delphi Automotive Systems Corp. 6.50% 2009[6]	6,000	7,185
Delphi Corp. 6.50% 2013[6]	7,020	8,161
Delphi Automotive Systems Corp. 7.125% 2029[6]	1,350	1,617
Marriott International, Inc., Series I, 6.375% 2017	16,750	16,823
Mohegan Tribal Gaming Authority 6.375% 2009	14,410	14,338
Mohegan Tribal Gaming Authority 7.125% 2014	2,000	1,990
MGM MIRAGE 6.00% 2009	1,975	1,968
MGM MIRAGE 8.50% 2010	6,850	7,201
MGM MIRAGE 6.75% 2012	1,050	1,008
MGM MIRAGE 6.75% 2013	3,350	3,199
MGM MIRAGE 5.875% 2014	500	455
MGM MIRAGE 6.625% 2015	2,025	1,850
CanWest Media Inc., Series B, 8.00% 2012	13,286	13,253
Canwest Mediaworks Inc. 9.25% 2015[2]	2,200	2,216
Ford Capital BV 9.50% 2010	6,266	6,391
Ford Motor Co., Term Loan B, 8.36% 2013[1,3]	1,496	1,505
Ford Motor Co. 6.50% 2018	9,135	7,445
Ford Motor Co. 7.45% 2031	105	84
Visteon Corp. 8.25% 2010	15,440	15,401
Local T.V. Finance LLC 9.25% 2015[2,4]	15,315	15,238
MDC Holdings, Inc. 5.50% 2013	6,555	6,261
MDC Holdings, Inc. 5.375% 2014	9,475	8,720
Bon-Ton Department Stores, Inc. 10.25% 2014	14,140	14,387
Thomson Learning, Term Loan B, 8.10% 2014[1,3]	2,050	2,019
Thomson Learning 0%/13.25% 2015[2,5]	1,490	1,125
Thomson Learning 10.50% 2015[2]	5,250	5,106
Thomson Corp. 5.50% 2035	7,000	6,054
Target Corp. 3.375% 2008	8,330	8,227
Target Corp. 5.375% 2009	6,000	6,002
Beazer Homes USA, Inc. 8.625% 2011	4,625	4,463
Beazer Homes USA, Inc. 6.50% 2013	2,230	1,929
Beazer Homes USA, Inc. 6.875% 2015	2,270	1,964
Beazer Homes USA, Inc. 8.125% 2016	5,940	5,851
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	14,415	13,965
AMC Entertainment Inc., Series B, 8.625% 2012	3,000	3,142
AMC Entertainment Inc. 8.00% 2014	8,125	8,003
AMC Entertainment Inc., Series B, 11.00% 2016	2,500	2,775
Tenneco Automotive Inc., Series B, 10.25% 2013	5,750	6,210
Tenneco Automotive Inc. 8.625% 2014	7,135	7,385
Seminole Tribe of Florida 5.798% 2013[2,3]	13,220	13,044
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	12,025	12,641
NTL Cable PLC 8.75% 2014	9,200	9,522
NTL Cable PLC 8.75% 2014	€1,000	1,418
NTL Cable PLC 9.125% 2016	$1,550	1,631
Young Broadcasting Inc. 10.00% 2011	12,317	12,317
Grupo Posadas, SA de CV 8.75% 2011[2]	10,585	11,167
Grupo Posadas, SA de CV 8.75% 2011	1,050	1,108
Boyd Gaming Corp. 7.75% 2012	1,800	1,854
Boyd Gaming Corp. 6.75% 2014	6,925	6,821
Boyd Gaming Corp. 7.125% 2016	3,500	3,413
Cinemark USA, Inc., Term Loan B, 7.09% 2013[1,3]	3,399	3,410
Cinemark, Inc. 0%/9.75% 2014[5]	8,750	8,006
Toys "R" Us, Inc. 7.625% 2011	5,670	5,301
Toys "R" Us-Delaware, Inc., Term Loan B, 9.61% 2012[1,3]	6,000	6,028
Burlington Coat Factory Warehouse Corp. 11.125% 2014	11,050	10,829
Neiman Marcus Group, Inc. 9.00% 2015[4]	7,120	7,654
Neiman Marcus Group, Inc. 10.375% 2015	2,750	3,039
Standard Pacific Corp. 5.125% 2009	1,000	945
Standard Pacific Corp. 6.50% 2010	2,175	2,034
Standard Pacific Corp. 7.75% 2013	6,890	6,373
Standard Pacific Corp. 6.25% 2014	165	146
Standard Pacific Corp. 7.00% 2015	715	633
Technical Olympic USA, Inc. 9.00% 2010	2,640	2,534
Technical Olympic USA, Inc. 9.00% 2010	1,050	1,003
Technical Olympic USA, Inc. 7.50% 2011	3,750	2,681
Technical Olympic USA, Inc. 10.375% 2012	3,235	2,588
Technical Olympic USA, Inc. 7.50% 2015	1,850	1,240
Lowe’s Companies, Inc. 8.25% 2010	8,450	9,076
KB Home 5.875% 2015	7,600	6,650
KB Home 6.25% 2015	2,515	2,226
Idearc Inc. 8.00% 2016	8,650	8,780
Edcon Pty Ltd. 7.395% 2014[1]	€6,000	7,999
Edcon Pty Ltd. 9.645% 2015[1]	500	665
Education Management LLC and Education Management Finance Corp. 10.25% 2016	$8,030	8,492
Claire’s Stores, Inc., Term Loan, 8.11% 2013[1,3]	5,975	5,930
Claire’s Stores, Inc. 9.25% 2015[2]	2,375	2,268
Claire’s Stores, Inc. 10.50% 2017[2]	150	138
Radio One, Inc., Series B, 8.875% 2011	4,750	4,887
Radio One, Inc. 6.375% 2013	3,550	3,355
William Lyon Homes, Inc. 7.625% 2012	5,750	4,945
William Lyon Homes, Inc. 10.75% 2013	2,000	1,890
William Lyon Homes, Inc. 7.50% 2014	1,500	1,268
Kabel Deutschland GmbH 10.625% 2014	7,150	7,865
iesy Repository GmbH 10.375% 2015[2]	7,375	7,541
Johnson Controls, Inc. 5.25% 2011	7,550	7,478
Hanesbrands Inc., Series B, 8.784% 2014[1]	6,905	7,043
Pinnacle Entertainment, Inc. 7.50% 2015[2]	7,250	7,033
Telenet Group Holding NV 0%/11.50% 2014[2,5]	7,100	6,745
CSC Holdings, Inc., Series B, 8.125% 2009	3,000	3,068
Cablevision Systems Corp., Series B, 8.00% 2012	3,635	3,608
Regal Cinemas Corp., Series B, 9.375% 2012[7]	6,125	6,422
Liberty Media Corp. 7.875% 2009	2,500	2,606
Liberty Media Corp. 8.25% 2030	3,550	3,461
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	5,492	6,041
Quebecor Media Inc. 7.75% 2016	5,900	6,018
Goodyear Tire & Rubber Co. 9.135% 2009[1,2]	3,175	3,199
Goodyear Tire & Rubber Co. 8.625% 2011[2]	2,564	2,711
Dollarama Group LP and Dollarama Corp. 8.875% 2012	5,550	5,717
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	3,000	3,116
R.H. Donnelley Corp., Series A-1, 6.875% 2013	1,000	953
Dex Media, Inc., Series B, 8.00% 2013	525	536
R.H. Donnelley Corp., Series A-3, 8.875% 2016	850	888
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	5,140	4,523
LBI Media, Inc. 10.125% 2012	4,250	4,478
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	4,300	4,365
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[2]	4,250	4,282
Walt Disney Co. 5.70% 2011	1,500	1,515
Walt Disney Co. 5.625% 2016	2,500	2,486
Royal Caribbean Cruises Ltd. 7.00% 2007	1,400	1,411
Royal Caribbean Cruises Ltd. 8.75% 2011	2,325	2,523
Seneca Gaming Corp. 7.25% 2012	2,500	2,547
Seneca Gaming Corp., Series B, 7.25% 2012	1,000	1,019
WDAC Intermediate Corp. 8.375% 2014[2]	2,600	2,743
WDAC Intermediate Corp. 8.50% 2014	€500	709
Vidéotron Ltée 6.875% 2014	$2,525	2,487
Vidéotron Ltée 6.375% 2015	1,000	955
Kingfisher PLC 5.625% 2014	£1,740	3,216
Warner Music Group 7.375% 2014	$3,300	3,086
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,970	3,000
Gaylord Entertainment Co. 8.00% 2013	2,300	2,343
Gaylord Entertainment Co. 6.75% 2014	500	494
Sealy Mattress Co. 8.25% 2014	2,750	2,833
Linens ‘n Things, Inc. 10.981% 2014[1]	3,350	2,500
Pulte Homes, Inc. 4.875% 2009	2,300	2,264
Gamestop Corp. 8.00% 2012	2,000	2,100
Dillard’s, Inc. 7.13% 2018	2,000	1,912
Meritage Homes Corp. 6.25% 2015	1,900	1,701
Kohl’s Corp. 6.30% 2011	600	615
Kohl’s Corp. 7.375% 2011	875	933
WCI Communities, Inc. 9.125% 2012	1,500	1,455
Riddell Bell Holdings Inc. 8.375% 2012	1,430	1,416
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	1,145	1,128
Entercom Radio, LLC 7.625% 2014	1,015	1,010
Warnaco, Inc. 8.875% 2013	925	981
Carmike Cinemas, Inc., Term Loan B, 8.61% 2012[1,3]	569	573
		1,727,457

INDUSTRIALS — 3.88%
Calair LLC and Calair Capital Corp. 8.125% 2008	825	832
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]	14,050	14,111
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]	10,000	10,131
Continental Airlines, Inc. 8.75% 2011	5,300	5,221
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[3]	12,500	12,898
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 5.71% 2015[1,3]	1,100	1,102
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]	9,897	10,126
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]	1,468	1,479
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]	189	189
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]	3,108	3,052
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]	2,142	2,112
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]	23,647	23,839
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]	40,529	41,365
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]	3,560	3,656
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	19,833	20,193
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]	14,109	13,765
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[3]	9,806	10,033
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]	317	330
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	5,391	5,408
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]	16,607	16,742
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	12,118	12,943
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	9,748	10,559
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]	1,535	1,593
General Electric Capital Corp., Series A, 3.50% 2008	20,000	19,711
General Electric Co. 5.00% 2013	12,750	12,376
General Electric Capital Corp. 6.25% 2017	£400	806
General Electric Capital Corp., Series A, 5.626% 2018[1]	$18,000	18,081
General Electric Capital Corp., Series A, 5.736% 2026[1]	77,000	77,308
General Electric Capital Corp. 5.625% 2031	£85	170
General Electric Capital Corp., Series A, 5.84% 2036[1]	$12,000	11,975
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]	400	415
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]	3,077	3,092
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[3]	53,658	54,027
Delta Air Lines, Inc., Second Lien Term Loan B, 8.605% 2014[1,3]	5,000	5,038
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]	6,468	6,533
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[3]	44,192	45,103
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]	5,392	5,422
AMR Corp., Series B, 10.45% 2011	150	153
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[3]	3,750	3,743
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]	21,761	22,020
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[3]	18,165	18,948
AMR Corp. 9.00% 2012	5,800	5,974
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]	39,130	41,404
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]	6,410	6,558
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]	9,865	9,551
BAE Systems Holding Inc. 4.75% 2010[2]	10,350	10,128
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,3]	45,763	47,028
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,3]	39,475	40,945
Hutchison Whampoa International Ltd. 7.00% 2011[2]	24,300	25,337
Hutchison Whampoa International Ltd. 6.50% 2013[2]	59,200	60,969
Northwest Airlines, Inc., Term Loan B, 8.85% 2013[1,3]	3,804	3,861
Northwest Airlines, Inc., Term Loan A, 7.10% 2018[1,3]	74,327	74,234
John Deere Capital Corp., Series D, 4.375% 2008	15,000	14,894
John Deere Capital Corp. 5.40% 2011	17,750	17,693
John Deere Capital Corp., Series D, 5.50% 2017	4,750	4,637
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]	8,947	9,043
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3,6]	7,335	8,366
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	2,409	2,465
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]	1,510	1,519
United Air Lines, Inc., Term Loan B, 7.375% 2014[1,3]	3,840	3,845
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]	4,904	4,944
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[3]	570	567
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[3]	5,400	5,403
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	12,350	13,122
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[2,5]	17,435	12,379
Atlas Copco AB 5.60% 2017[2]	22,025	21,502
NTK Holdings Inc. 0%/10.75% 2014[5]	15,118	11,036
THL Buildco, Inc. 8.50% 2014	10,650	10,197
Hawker Beechcraft 8.50% 2015[2]	1,325	1,371
Hawker Beechcraft 8.875% 2015[2,4]	11,125	11,487
Hawker Beechcraft 9.75% 2017[2]	570	597
Tyco International Group SA 6.125% 2008	5,000	5,046
Tyco International Group SA 6.125% 2009	500	507
Tyco International Group SA 7.00% 2028	620	724
Tyco International Group SA 6.875% 2029	6,190	7,166
Goodman Global Holdings, Inc., Series B, 7.875% 2012	12,684	12,621
Northrop Grumman Systems Corp. 7.125% 2011	8,000	8,398
Northrop Grumman Systems Corp. 7.75% 2031	3,000	3,579
Ashtead Group PLC 8.625% 2015[2]	4,375	4,484
Ashtead Capital, Inc. 9.00% 2016[2]	7,050	7,420
Allied Waste North America, Inc., Series B, 6.50% 2010	500	493
Allied Waste North America, Inc., Series B, 5.75% 2011	2,500	2,391
Allied Waste North America, Inc., Series B, 6.125% 2014	3,500	3,308
Allied Waste North America, Inc., Series B, 7.375% 2014	3,750	3,722
Allied Waste North America, Inc. 6.875% 2017	1,000	973
Embraer Overseas Ltd 6.375% 2017	10,825	10,636
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]	1,046	1,058
BNSF Funding Trust I 6.613% 2055[1]	10,000	9,158
Standard Aero Holdings, Inc. 8.25% 2014	9,375	10,031
Caterpillar Inc. 4.50% 2009	1,190	1,172
Caterpillar Financial Services Corp. 4.30% 2010	2,400	2,332
Caterpillar Financial Services Corp., Series F, 5.125% 2011	500	492
Caterpillar Financial Services Corp., Series F, 5.50% 2016	4,050	3,981
Caterpillar Inc. 6.05% 2036	2,000	1,974
ARAMARK Corp., Term Loan B, 7.36% 2014[1,3]	4,583	4,600
ARAMARK Corp., Term Loan B, Letter of Credit, 7.475% 2014[1,3]	328	329
ARAMARK Corp. 8.50% 2015[2]	4,550	4,652
ARAMARK Corp. 8.856% 2015[1,2]	225	229
USG Corp. 6.30% 2016	9,000	8,810
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	7,971	8,469
Accuride Corp. 8.50% 2015	8,230	8,168
DRS Technologies, Inc. 6.875% 2013	5,035	4,909
DRS Technologies, Inc. 6.625% 2016	475	461
DRS Technologies, Inc. 7.625% 2018	2,725	2,766
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	7,595	8,117
ACIH, Inc. 0%/11.50% 2012[2,5]	3,340	2,689
Atrium Companies, Inc., Term Loan B, 8.61% 2012[1,3]	5,273	5,168
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]	7,586	7,840
AIR 2 US, Series A, 8.027% 2020[2,3]	6,000	6,214
United Rentals (North America), Inc., Series B, 6.50% 2012	6,250	6,172
Lockheed Martin Corp. 6.15% 2036	6,000	6,003
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3]	6,111	5,999
Waste Management, Inc. 6.50% 2008	5,220	5,281
Waste Management, Inc. 5.00% 2014	765	715
K&F Industries, Inc. 7.75% 2014	5,375	5,724
TransDigm Inc. 7.75% 2014	3,550	3,603
TransDigm Group Inc. 7.75% 2014[2]	1,200	1,218
TFM, SA de CV 9.375% 2012	4,450	4,784
Kansas City Southern Railway Co. 7.50% 2009	4,000	3,990
Alion Science and Technology Corp. 10.25% 2015	3,690	3,828
Williams Scotsman, Inc. 8.50% 2015	2,900	3,009
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,025	2,086
RBS Global, Inc. and Rexnord LLC 8.875% 2016	850	856
Hertz Corp. 10.50% 2016	2,250	2,497
FTI Consulting, Inc. 7.625% 2013	2,300	2,340
RSC Equipment Rental, Second Lien Term Loan B, 8.82% 2013[1,3]	2,288	2,299
Mobile Storage Group, Inc. 9.75% 2014[2]	1,725	1,846
Esco Corp. 8.625% 2013[2]	1,100	1,160
AGCO Corp. 6.875% 2014	€700	985
H&E Equipment Services, Inc. 8.375% 2016	$900	949
Esterline Technologies Corp. 6.625% 2017[2]	450	436
		1,248,523

TELECOMMUNICATION SERVICES — 3.65%
SBC Communications Inc. 4.125% 2009	19,465	18,938
SBC Communications Inc. 6.25% 2011	1,150	1,176
AT&T Corp. 7.30% 2011[1]	4,734	5,044
AT&T Wireless Services, Inc. 7.875% 2011	28,855	31,049
BellSouth Corp. 4.75% 2012	50,000	47,840
SBC Communications Inc. 5.875% 2012	31,047	31,317
SBC Communications Inc. 5.875% 2012	13,000	13,124
AT&T Wireless Services, Inc. 8.125% 2012	87,630	96,450
SBC Communications Inc. 5.10% 2014	10,245	9,787
SBC Communications Inc. 5.625% 2016	50,500	49,441
BellSouth Capital Funding Corp. 7.875% 2030	1,500	1,698
SBC Communications Inc. 6.45% 2034	11,175	11,079
BellSouth Corp. 6.55% 2034	24,760	24,796
AT&T Inc. 6.80% 2036	3,710	3,855
Verizon Global Funding Corp. 7.375% 2012	14,860	16,022
Verizon Communications Inc. 5.50% 2017	96,265	92,950
Verizon Global Funding Corp. 7.75% 2030	11,576	13,004
Verizon Communications Inc. 6.25% 2037	10,000	9,674
US Unwired Inc., Series B, 10.00% 2012	4,400	4,766
Nextel Communications, Inc., Series E, 6.875% 2013	66,935	66,496
Nextel Communications, Inc. 5.95% 2014	18,605	17,744
Nextel Communications, Inc., Series D, 7.375% 2015	34,050	34,065
Sogerim SA 7.25% 2011[1]	€2,650	3,848
Telecom Italia SpA 6.25% 2012	8,990	12,658
Telecom Italia Capital SA, Series B, 5.25% 2013	$16,050	15,314
Telecom Italia Capital SA 5.25% 2015	37,000	34,461
Telecom Italia Capital SA 7.20% 2036	35,900	37,021
France Télécom 6.75% 2008[1]	€3,500	4,806
France Télécom 7.75% 2011[1]	$85,050	90,938
Vodafone Group PLC 7.75% 2010	35,285	37,085
Windstream Corp. 8.125% 2013	18,875	19,819
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	6,090	6,411
Windstream Corp. 8.625% 2016	3,300	3,506
Intelsat, Ltd. 6.50% 2013	3,500	2,826
Intelsat (Bermuda), Ltd. 8.25% 2013	5,550	5,661
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[5]	1,775	1,469
Intelsat (Bermuda), Ltd. 8.625% 2015	4,000	4,120
Intelsat Corp. 9.00% 2016	3,550	3,736
Intelsat (Bermuda), Ltd. 9.25% 2016	6,500	6,939
Intelsat (Bermuda), Ltd. 11.25% 2016	2,400	2,700
Dobson Cellular Systems, Inc., Series B, 8.375% 2011	1,000	1,050
Dobson Cellular Systems, Inc. 8.375% 2011	900	945
Dobson Communications Corp. 9.606% 2012[1]	1,650	1,691
Dobson Cellular Systems, Inc. 9.875% 2012	10,300	11,150
Dobson Communications Corp. 8.875% 2013	8,975	9,424
American Cellular Corp., Term Loan B, 7.36% 2014[1,3]	2,993	2,993
Embarq Corp. 6.738% 2013	20,000	20,406
Singapore Telecommunications Ltd. 6.375% 2011[2]	16,250	16,776
Singapore Telecommunications Ltd. 6.375% 2011	3,475	3,587
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]	15,000	16,233
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[2]	3,600	3,347
Hawaiian Telcom Communications, Inc. 9.75% 2013	7,715	8,120
Hawaiian Telcom Communications, Inc. 10.86% 2013[1]	3,605	3,695
Hawaiian Telcom Communications, Inc., Term Loan C, 7.61% 2014[1,3]	3,750	3,741
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	3,050	3,477
Triton PCS, Inc. 8.50% 2013	17,825	18,315
U S WEST Capital Funding, Inc. 6.375% 2008	500	502
Qwest Capital Funding, Inc. 7.90% 2010	950	971
Qwest Communications International Inc. 7.25% 2011	6,000	6,075
Qwest Capital Funding, Inc. 7.25% 2011	4,150	4,150
Qwest Communications International Inc., Series B, 7.50% 2014	2,975	3,027
Qwest Capital Funding, Inc. 7.625% 2021	500	480
U S WEST Capital Funding, Inc. 6.875% 2028	3,250	2,856
U S WEST Communications, Inc. 6.875% 2033	240	226
American Tower Corp. 7.125% 2012	17,525	18,007
Centennial Cellular Corp. 10.75% 2008	117	118
Centennial Communications Corp. 11.099% 2013[1]	7,500	7,875
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and Centennial Puerto Rico
Operations Corp. 8.125% 2014[1]	9,300	9,556
Rural Cellular Corp. 8.25% 2012	750	771
Rural Cellular Corp. 11.106% 2012[1]	3,260	3,374
Rural Cellular Corp. 8.36% 2013[1,2]	12,050	12,050
Deutsche Telekom International Finance BV 6.625% 2011[1]	€1,200	1,724
Deutsche Telekom International Finance BV 8.125% 2012[1]	4,420	6,764
Deutsche Telekom International Finance BV 8.25% 2030[1]	$3,000	3,606
MetroPCS Wireless, Inc. 9.25% 2014[2]	11,250	11,672
Cricket Communications, Inc. 9.375% 2014	7,210	7,480
Cricket Communications, Inc. 9.375% 2014[2]	2,500	2,594
Rogers Wireless Inc. 7.25% 2012	1,275	1,348
Rogers Wireless Inc. 7.50% 2015	6,925	7,429
Cincinnati Bell Inc. 7.25% 2013	6,800	7,004
SK Telecom Co., Ltd. 4.25% 2011[2]	6,000	5,738
Level 3 Financing, Inc. 9.25% 2014	5,475	5,557
Digicel Group Ltd. 8.875% 2015[2]	5,400	5,305
NTELOS Inc., Term Loan B, 7.57% 2011[1,3]	4,888	4,911
Millicom International Cellular SA 10.00% 2013	3,930	4,274
Orascom Telecom 7.875% 2014[2]	3,275	3,184
Koninklijke KPN NV 8.00% 2010	2,950	3,159
América Móvil, SA de CV 8.46% 2036	MXP27,000	2,551
British Telecommunications PLC 9.125% 2030[1]	$1,600	2,100
Nordic Telephone Co. Holding ApS 8.875% 2016[2]	1,000	1,065
		1,176,086

ENERGY — 2.97%
Kinder Morgan Energy Partners LP 6.75% 2011	2,500	2,589
Kinder Morgan Energy Partners LP 5.00% 2013	14,029	13,293
Kinder Morgan Energy Partners LP 5.125% 2014	32,552	30,749
Kinder Morgan Energy Partners LP 6.00% 2017	41,000	40,195
Kinder Morgan Energy Partners LP 7.75% 2032	7,000	7,678
Kinder Morgan Energy Partners LP 7.30% 2033	5,000	5,237
Kinder Morgan Energy Partners LP 6.50% 2037	5,000	4,825
Kinder Morgan Energy Partners LP 6.95% 2038	5,000	5,066
Gaz Capital SA 5.875% 2015	€5,125	6,985
Gaz Capital SA 6.51% 2022[2]	$99,010	97,970
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,3]	26,093	25,470
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]	1,440	1,406
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[2,3]	15,570	17,115
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]	1,000	1,099
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,3]	45,970	43,054
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,3]	15,000	13,956
TransCanada PipeLines Ltd. 6.35% 2067[1]	84,115	81,010
Enterprise Products Operating LP, Series B, 4.625% 2009	8,000	7,840
Enterprise Products Operating LP 4.95% 2010	8,000	7,861
Enterprise Products Operating LP 7.50% 2011	4,000	4,220
Enterprise Products Operating LP, Series B, 6.375% 2013	17,000	17,473
Enterprise Products Partners LP 5.60% 2014	2,855	2,780
Enterprise Products Operating LP, Series B, 5.00% 2015	1,645	1,538
Enterprise Products Operating LP 6.875% 2033	2,000	2,041
Enterprise Products Operating LP 8.375% 2066[1]	9,295	9,936
Enterprise Products Operating LP 7.034% 2068[1]	11,305	10,918
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[2,3]	59,400	58,586
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	6,000	5,918
Pemex Finance Ltd. 8.875% 2010[3]	22,400	23,393
Pemex Project Funding Master Trust 5.75% 2015	10,000	9,823
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]	11,700	14,801
Pemex Project Funding Master Trust 8.625% 2022	750	926
Apache Corp. 6.25% 2012	16,000	16,419
Apache Corp. 5.625% 2017	7,200	7,044
Apache Corp. 6.00% 2037	25,550	24,445
Williams Companies, Inc. 6.375% 2010[2]	1,500	1,511
Williams Companies, Inc. 7.349% 2010[1,2]	7,500	7,781
Williams Companies, Inc. 7.125% 2011	500	515
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	5,725	5,911
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	3,475	3,510
Williams Companies, Inc. 7.875% 2021	3,025	3,267
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,750	1,840
Williams Companies, Inc. 8.75% 2032	19,895	23,128
Qatar Petroleum 5.579% 2011[2,3]	34,134	34,140
Nakilat Inc., Series A, 6.067% 2033[2,3]	14,000	13,160
Enbridge Inc. 5.80% 2014	7,500	7,449
Enbridge Inc. 5.60% 2017	34,500	33,244
Canadian Natural Resources Ltd. 5.70% 2017	32,500	31,498
Canadian Natural Resources Ltd. 6.25% 2038	1,795	1,704
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[2,3]	23,000	22,719
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,3]	4,333	4,281
Gulfstream Natural Gas 5.56% 2015[2]	5,000	4,854
Gulfstream Natural Gas 6.19% 2025[2]	12,235	12,078
Pogo Producing Co. 7.875% 2013	6,725	6,893
Pogo Producing Co. 6.625% 2015	300	299
Pogo Producing Co. 6.875% 2017	6,850	6,833
Sunoco, Inc. 4.875% 2014	14,830	13,829
Southern Natural Gas Co. 5.90% 2017[2]	11,190	10,879
El Paso Natural Gas Co. 5.95% 2017[2]	3,000	2,921
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[2,3]	14,026	13,632
Drummond Co., Inc. 7.375% 2016[2]	9,800	9,261
Energy Transfer Partners, LP 5.95% 2015	7,930	7,815
Newfield Exploration Co. 7.625% 2011	1,500	1,549
Newfield Exploration Co. 6.625% 2014	2,000	1,940
Newfield Exploration Co. 6.625% 2016	3,775	3,652
Petroplus Finance Ltd. 6.75% 2014[2]	2,750	2,661
Petroplus Finance Ltd. 7.00% 2017[2]	2,500	2,419
Forest Oil Corp. 7.25% 2019[2]	5,000	4,875
Devon Financing Corp., ULC 6.875% 2011	4,500	4,702
XTO Energy Inc. 5.65% 2016	4,250	4,134
Encore Acquisition Co. 6.00% 2015	3,900	3,461
Kinder Morgan Inc., Term Loan B, 6.82% 2013[1,3]	3,400	3,399
Teekay Shipping Corp. 8.875% 2011	3,075	3,275
Premcor Refining Group Inc. 9.50% 2013	2,750	2,928
PETRONAS Capital Ltd. 7.00% 2012[2]	2,250	2,384
Sabine Pass LNG, L.P. 7.25% 2013[2]	2,000	1,990
Peabody Energy Corp., Series B, 6.875% 2013	1,200	1,200
OXYMAR 7.50% 2016[2,3]	654	658
Ship Finance International Ltd. 8.50% 2013	575	595
Petrozuata Finance, Inc., Series B, 8.22% 2017[2,3]	250	245
		954,678

UTILITIES — 2.21%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[2]	56,985	55,841
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[2]	14,500	14,114
Edison Mission Energy 7.50% 2013	625	622
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	4,000	3,784
Edison Mission Energy 7.75% 2016	7,125	7,125
Midwest Generation, LLC, Series B, 8.56% 2016[3]	15,540	16,579
Edison Mission Energy 7.00% 2017[2]	7,175	6,798
Edison Mission Energy 7.20% 2019[2]	8,575	8,103
Homer City Funding LLC 8.734% 2026[3]	13,827	15,279
Edison Mission Energy 7.625% 2027[2]	1,900	1,805
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	3,500	3,243
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008	5,000	4,920
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010	12,500	12,121
Commonwealth Edison Co., First Mortgage Bonds, Series 105, 5.40% 2011	9,000	8,824
Exelon Corp. 6.75% 2011	2,200	2,269
Exelon Generation Co., LLC 6.95% 2011	19,475	20,236
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012	3,900	3,750
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	4,000	3,710
PacifiCorp, First Mortgage Bonds, 4.30% 2008	3,060	3,020
MidAmerican Energy Holdings Co. 5.875% 2012	15,000	15,146
MidAmerican Energy Co. 5.125% 2013	7,500	7,334
PacifiCorp, First Mortgage Bonds, 5.45% 2013	2,875	2,836
MidAmerican Energy Co. 4.65% 2014	5,000	4,672
MidAmerican Energy Co. 5.95% 2017	3,000	3,009
MidAmerican Energy Holdings Co. 6.125% 2036	17,750	17,205
NGG Finance PLC 6.125% 2011	€3,480	4,910
National Grid PLC 6.30% 2016	$37,605	38,357
National Grid Transco PLC 4.375% 2020	€6,430	7,908
National Grid Co. PLC 5.875% 2024	£170	336
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008	$6,000	5,889
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013	5,000	4,561
Consolidated Edison Co. of New York, Inc., Series 2006-C, 5.50% 2016	30,000	29,279
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033	2,000	1,721
PSEG Power LLC 3.75% 2009	6,825	6,627
PSEG Power LLC 7.75% 2011	18,700	19,981
PSEG Power LLC 5.00% 2014	11,690	11,074
Cilcorp Inc. 8.70% 2009	1,000	1,038
AmerenEnergy Generating Co., Series D, 8.35% 2010	1,500	1,607
Union Electric Co. 5.25% 2012	1,490	1,457
Union Electric Co. 4.65% 2013	11,000	10,257
Union Electric Co. 5.40% 2016	5,750	5,488
Cilcorp Inc. 9.375% 2029	12,265	14,074
Scottish Power PLC 5.375% 2015	31,415	30,631
Ohio Power Co., Series J, 5.30% 2010	8,000	7,942
Ohio Power Co., Series H, 4.85% 2014	5,965	5,657
Appalachian Power Co., Series I, 4.95% 2015	1,000	930
Ohio Power Co., Series K, 6.00% 2016	15,000	15,040
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011	5,000	4,821
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	10,000	9,710
San Diego Gas & Electric Co., Series DDD, 6.00% 2026	5,000	5,018
Veolia Environnement 6.125% 2033	€13,640	19,188
Niagara Mohawk Power Corp., Series G, 7.75% 2008	$17,460	17,908
Israel Electric Corp. Ltd. 7.95% 2011[2]	10,000	10,633
Israel Electric Corp. Ltd. 8.10% 2096[2]	6,250	7,002
SP PowerAssets Ltd. 3.80% 2008[2]	10,000	9,791
SP PowerAssets Ltd. 5.00% 2013[2]	8,000	7,766
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013	7,000	6,695
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013	5,000	4,849
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	5,786
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009	4,455	4,662
Empresa Nacional de Electricidad SA 8.35% 2013	5,000	5,589
Empresa Nacional de Electricidad SA 8.625% 2015	3,000	3,454
AES Corp. 9.50% 2009	927	973
AES Corp. 9.375% 2010	4,803	5,133
AES Corp. 8.75% 2013[2]	1,000	1,060
AES Gener SA 7.50% 2014	5,000	5,238
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]	12,375	12,113
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	4,500	4,390
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	4,844
Florida Power & Light Co. 4.85% 2013	5,000	4,809
FPL Energy National Wind, LLC 5.608% 2024[2,3]	4,470	4,347
Anglian Water Services Financing PLC 4.625% 2013	€6,120	8,132
Anglian Water Services Financing PLC, Class A, 5.25% 2015	£395	744
Kern River Funding Corp. 4.893% 2018[2,3]	$8,958	8,579
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[1]	1,000	1,002
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,713
Virginia Electric and Power Co., Series A, 6.00% 2037	1,250	1,198
Energy East Corp. 6.75% 2012	7,155	7,457
Constellation Energy Group, Inc. 6.125% 2009	3,500	3,539
Baltimore Gas and Electric Co. 5.20% 2033	3,000	2,555
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011	2,000	1,913
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,887
NRG Energy, Inc. 7.25% 2014	1,500	1,508
NRG Energy, Inc. 7.375% 2016	3,700	3,719
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	700	716
Sierra Pacific Resources 8.625% 2014	900	971
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,550	2,504
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,000	983
Korea East-West Power Co., Ltd. 4.875% 2011[2]	5,000	4,885
Enersis SA 7.375% 2014	3,000	3,184
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,3]	3,136	3,100
Connecticut Light and Power Co., First and Refunding Mortgage Bonds, Series 2007-A, 5.375% 2017	2,500	2,413
Alabama Power Co., Series R, 4.70% 2010	2,250	2,196
Centerpoint Energy Resources Corp., Series B, 7.875% 2013	2,000	2,186
Wisconsin Gas Co. 5.20% 2015	2,025	1,944
Mirant Americas Generation, Inc. 8.30% 2011	1,700	1,764
RWE Aktiengesellschaft and RWE Finance BV 6.375% 2013	£290	582
Kelda Group PLC 6.625% 2031	165	372
		710,634

HEALTH CARE — 1.61%
Hospira, Inc. 4.95% 2009	$7,391	7,321
Hospira, Inc. 5.83% 2010[1]	24,000	24,075
Hospira, Inc. 5.90% 2014	4,510	4,424
Hospira, Inc. 6.05% 2017	37,995	37,483
UnitedHealth Group Inc. 3.30% 2008	4,000	3,949
UnitedHealth Group Inc. 5.25% 2011	3,165	3,134
UnitedHealth Group Inc. 5.375% 2016	24,500	23,641
UnitedHealth Group Inc. 6.00% 2017[2]	32,750	32,689
Cardinal Health, Inc. 6.25% 2008	3,000	3,019
Cardinal Health, Inc. 5.619% 2009[1,2]	3,500	3,504
Cardinal Health, Inc. 6.75% 2011	12,625	13,082
Cardinal Health, Inc. 5.80% 2016[2]	10,000	9,703
Cardinal Health, Inc. 5.85% 2017	12,000	11,676
Allegiance Corp. 7.00% 2026	9,260	9,501
Humana Inc. 6.45% 2016	25,375	25,587
Humana Inc. 6.30% 2018	17,000	16,832
WellPoint, Inc. 5.00% 2011	6,500	6,361
WellPoint, Inc. 5.25% 2016	6,455	6,133
WellPoint, Inc. 5.875% 2017	8,300	8,213
WellPoint, Inc. 6.375% 2037	7,500	7,430
HealthSouth Corp. 11.409% 2014[1]	12,600	13,671
HealthSouth Corp. 10.75% 2016	13,105	14,284
Wyeth 4.375% 2008[1]	7,195	7,139
Wyeth 5.50% 2016	21,165	20,647
Aetna Inc. 5.75% 2011	24,000	24,162
Amgen Inc. 4.00% 2009	24,000	23,239
HCA Inc., Term Loan B, 7.60% 2013[1,3]	19,228	19,371
HCA Inc. 9.125% 2014[2]	295	311
HCA Inc. 9.25% 2016[2]	530	566
HCA Inc. 9.625% 2016[2,4]	2,280	2,457
Tenet Healthcare Corp. 6.375% 2011	5	5
Tenet Healthcare Corp. 7.375% 2013	4,465	4,058
Tenet Healthcare Corp. 9.875% 2014	10,485	10,433
Tenet Healthcare Corp. 9.25% 2015	6,805	6,499
Boston Scientific Corp. 6.00% 2011	1,700	1,694
Boston Scientific Corp. 6.40% 2016	17,675	17,200
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	10,350	10,868
Elan Finance PLC and Elan Finance Corp. 9.485% 2013[1]	2,500	2,559
PTS Acquisition Corp. 9.50% 2015[2,4]	12,005	11,855
VWR International, Inc. 10.25% 2015[2,4]	10,100	10,125
Bristol-Myers Squibb Co. 4.00% 2008	10,000	9,843
Warner Chilcott Corp. 8.75% 2015	9,455	9,762
Universal Health Services, Inc. 7.125% 2016	7,440	7,714
Coventry Health Care, Inc. 5.95% 2017	7,250	7,085
Universal Hospital Services, Inc. 8.50% 2015[2,4]	1,610	1,602
Universal Hospital Services, Inc. 8.759% 2015[1,2]	3,880	3,899
Surgical Care Affiliates, Inc. 8.875% 2015[2,4]	2,600	2,600
Surgical Care Affiliates, Inc. 10.00% 2017[2]	1,700	1,700
Team Finance LLC and Health Finance Corp. 11.25% 2013	3,525	3,833
Viant Holdings Inc. 10.125% 2017[2]	3,004	3,034
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,910	2,072
Mylan Laboratories Inc. 5.75% 2010	2,025	2,025
Accellent Inc. 10.50% 2013	1,900	1,895
Community Health Systems Inc. 8.875% 2015[2]	1,375	1,401
		517,365

MATERIALS — 1.33%
C5 Capital (SPV) Ltd. 6.196% (undated)[1,2]	15,000	14,920
C8 Capital (SPV) Ltd. 6.64% (undated)[1,2]	45,475	44,818
C10 Capital (SPV) Ltd. 6.722% (undated)[1,2]	18,695	18,250
Stora Enso Oyj 5.125% 2014	€4,250	5,613
Stora Enso Oyj 6.404% 2016[2]	$36,100	35,962
Stora Enso Oyj 7.25% 2036[2]	35,790	35,750
UPM-Kymmene Corp. 5.625% 2014[2]	41,790	40,067
UPM-Kymmene Corp. 6.625% 2017	£235	462
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	$6,225	6,326
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	8,070	8,534
Freeport-McMoRan Copper & Gold Inc. 8.546% 2015[1]	2,500	2,625
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,380	2,547
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	10,775	10,748
Stone Container Corp. 8.375% 2012	1,675	1,685
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,250	1,219
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	5,965	5,816
Alcoa Inc. 5.55% 2017	20,000	19,106
Georgia Gulf Corp. 9.50% 2014	11,165	11,165
Georgia Gulf Corp. 10.75% 2016	2,785	2,785
Norske Skogindustrier ASA 7.625% 2011[2]	425	440
Norske Skogindustrier ASA 7.125% 2033[2]	13,335	11,721
Building Materials Corp. of America 7.75% 2014	11,650	11,359
BHP Finance (USA) Ltd. 8.50% 2012	10,000	11,276
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,510	1,257
Abitibi-Consolidated Co. of Canada 8.375% 2015	9,665	8,505
Nalco Co. 7.75% 2011	4,760	4,820
Nalco Co. 8.875% 2013	2,500	2,606
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[5]	2,254	2,062
Owens-Illinois, Inc. 7.35% 2008	5,250	5,289
Owens-Brockway Glass Container Inc. 8.875% 2009	1,319	1,349
Owens-Illinois, Inc. 7.50% 2010	2,250	2,281
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,750	8,356
Plastipak Holdings, Inc. 8.50% 2015[2]	7,690	7,998
Domtar Inc. 5.375% 2013	725	654
Domtar Corp., Term Loan B, 6.735% 2014[1,3]	675	671
Domtar Inc. 7.125% 2015	5,100	4,966
International Paper Co. 5.85% 2012	5,798	5,790
Georgia-Pacific Corp. 8.125% 2011	1,375	1,411
Georgia-Pacific Corp., First Lien Term Loan B, 7.11% 2012[1,3]	3,526	3,537
Praxair, Inc. 2.75% 2008	5,000	4,876
Equistar Chemicals, LP 10.125% 2008	3,482	3,639
Lyondell Chemical Co. 10.50% 2013	535	580
Associated Materials Inc. 9.75% 2012	3,450	3,622
AMH Holdings, Inc. 0%/11.25% 2014[5]	750	562
AEP Industries Inc. 7.875% 2013	4,075	4,095
Ainsworth Lumber Co. Ltd. 7.25% 2012	700	542
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,750	2,059
Ainsworth Lumber Co. Ltd. 6.75% 2014	1,750	1,304
E.I. du Pont de Nemours and Co. 4.125% 2010	2,000	1,934
E.I. du Pont de Nemours and Co. 5.25% 2016	2,000	1,902
Algoma Steel Inc. 9.875% 2015[2]	3,575	3,575
Arbermarle Corp. 5.10% 2015	3,656	3,432
Graphic Packaging International, Inc. 8.50% 2011	2,575	2,646
Graphic Packaging International, Inc. 9.50% 2013	725	757
Metals USA Holdings Corp. 11.36% 2012[1,2,4]	3,600	3,312
Rockwood Specialties Group, Inc. 7.50% 2014	2,320	2,343
Rockwood Specialties Group, Inc. 7.625% 2014	€500	709
Weyerhaeuser Co. 5.95% 2008	$3,000	3,023
FMG Finance Pty Ltd. 10.625% 2016[2]	2,500	2,988
Mosaic Co. 7.375% 2014[2]	2,675	2,715
ICI Wilmington, Inc. 4.375% 2008	200	197
ICI Wilmington, Inc. 5.625% 2013	2,000	1,968
Momentive Performance Materials Inc. 9.75% 2014[2]	2,000	2,030
Berry Plastics Holding Corp. 10.25% 2016	1,750	1,759
NewPage Corp., Series A, 12.00% 2013	1,540	1,690
Potash Corp. of Saskatchewan Inc. 5.875% 2036	1,600	1,502
Vale Overseas Ltd. 6.25% 2017	1,500	1,495
Packaging Corp. of America 4.375% 2008	1,500	1,478
Neenah Paper, Inc. 7.375% 2014	1,380	1,373
Airgas, Inc. 6.25% 2014	550	531
Ispat Inland ULC 9.75% 2014	206	228
JSG Funding PLC 9.625% 2012	51	54
		429,666

INFORMATION TECHNOLOGY — 0.69%
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	31,625	31,295
Electronic Data Systems Corp. 7.45% 2029	13,190	13,470
National Semiconductor Corp. 6.15% 2012	3,700	3,746
National Semiconductor Corp. 6.60% 2017	23,000	23,461
Cisco Systems, Inc. 5.25% 2011	25,000	24,870
NXP BV and NXP Funding LLC 8.106% 2013[1]	500	503
NXP BV and NXP Funding LLC 7.875% 2014	3,750	3,713
NXP BV and NXP Funding LLC 9.50% 2015	16,565	16,399
Sanmina-SCI Corp. 8.11% 2010[1,2]	1,750	1,763
Sanmina-SCI Corp. 8.11% 2014[1,2]	3,750	3,769
Sanmina-SCI Corp. 8.125% 2016	14,150	13,230
Hughes Communications, Inc. 9.50% 2014	15,425	16,196
Celestica Inc. 7.875% 2011	11,730	11,437
Celestica Inc. 7.625% 2013	4,170	3,920
SunGard Data Systems Inc. 9.125% 2013	12,975	13,348
Freescale Semiconductor, Inc., Term Loan B, 7.11% 2013[1,3]	11,393	11,207
Sensata Technologies BV 8.00% 2014[1]	8,575	8,318
Serena Software, Inc. 10.375% 2016	5,247	5,680
Jabil Circuit, Inc. 5.875% 2010	4,750	4,709
Solectron Global Finance, LTD 8.00% 2016	4,000	4,300
Nortel Networks Ltd. 9.606% 2011[1,2]	2,500	2,672
Iron Mountain Inc. 7.75% 2015	2,010	1,970
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	1,570	1,154
Exodus Communications, Inc. 11.625% 2010[6,7]	1,132	0
		221,130

CONSUMER STAPLES — 0.68%
Tyson Foods, Inc. 6.85% 2016[1]	52,630	54,300
CVS Corp. 7.77% 2012[2,3]	777	831
CVS Corp. 5.298% 2027[2,3]	14,869	13,799
CVS Corp. 6.036% 2028[2,3]	26,277	25,579
SUPERVALU INC., Term Loan B, 6.86% 2012[1,3]	6,203	6,234
SUPERVALU INC. 7.50% 2012	365	382
Albertson’s, Inc. 7.25% 2013	3,525	3,610
Albertson’s, Inc. 8.00% 2031	4,475	4,596
Stater Bros. Holdings Inc. 8.125% 2012	9,160	9,274
Stater Bros. Holdings Inc. 7.75% 2015[2]	5,400	5,440
Dole Food Co., Inc. 8.625% 2009	500	501
Dole Food Co., Inc. 7.25% 2010	2,675	2,595
Dole Food Co., Inc. 8.875% 2011	8,835	8,747
Delhaize Group 6.50% 2017[2]	5,850	5,884
Delhaize America, Inc. 9.00% 2031	3,625	4,398
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	7,810	8,259
Yankee Candle Co., Inc., Series B, 8.50% 2015	3,875	3,778
Yankee Candle Co., Inc., Series B, 9.75% 2017	4,225	4,109
Vitamin Shoppe Industries Inc. 12.86% 2012[1]	7,490	7,827
Duane Reade Inc. 9.75% 2011	7,695	7,560
Diageo Capital PLC 3.50% 2007	5,000	4,963
Diageo Capital PLC 4.375% 2010	2,395	2,328
Rite Aid Corp. 6.125% 2008[2]	2,750	2,709
Rite Aid Corp. 7.50% 2015	1,000	992
Rite Aid Corp. 7.50% 2017	3,000	2,910
Nabisco, Inc. 7.05% 2007	6,500	6,502
Smithfield Foods, Inc., Series B, 8.00% 2009	1,000	1,035
Smithfield Foods, Inc., Series B, 7.75% 2013	250	255
Smithfield Foods, Inc. 7.75% 2017	3,950	3,970
Constellation Brands, Inc. 7.25% 2017[2]	5,220	5,116
Spectrum Brands, Inc., Term Loan B, Letter of Credit, 5.17% 2013[1,3]	25	25
Spectrum Brands, Inc., Term Loan B2, 9.32% 2013[1,3]	75	75
Spectrum Brands, Inc., Term Loan B, 9.357% 2013[1,3]	400	402
Spectrum Brands, Inc. 7.375% 2015	3,500	2,831
Elizabeth Arden, Inc. 7.75% 2014	3,105	3,144
Costco Wholesale Corp. 5.30% 2012	3,000	2,981
Cervecería Nacional Dominicana, C. por A. 8.00% 2014[2]	1,500	1,549
Tesco PLC 5.50% 2033	£265	508
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,3,6,7]	$108	95
		220,093

Total corporate bonds & notes		12,729,340

MORTGAGE-BACKED OBLIGATIONS[3]— 24.34%
Fannie Mae 7.00% 2009	27	27
Fannie Mae 7.50% 2009	82	83
Fannie Mae 7.50% 2009	50	51
Fannie Mae 7.50% 2009	19	19
Fannie Mae 7.50% 2009	11	11
Fannie Mae 7.50% 2009	6	6
Fannie Mae 7.50% 2009	4	4
Fannie Mae 8.50% 2009	29	29
Fannie Mae 9.50% 2009	15	16
Fannie Mae 7.00% 2010	30	30
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	57,100	59,789
Fannie Mae, Series 2001-T6B, 6.088% 2011	48,000	49,187
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	46,225	44,042
Fannie Mae 4.89% 2012	25,000	24,238
Fannie Mae 4.00% 2015	25,821	24,676
Fannie Mae 7.00% 2016	225	231
Fannie Mae 11.50% 2016	449	499
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	11,026	11,074
Fannie Mae 4.50% 2018	10,561	10,068
Fannie Mae 5.00% 2018	20,932	20,314
Fannie Mae 5.00% 2018	14,941	14,495
Fannie Mae 5.00% 2018	8,144	7,902
Fannie Mae 5.50% 2018	2,585	2,559
Fannie Mae 9.00% 2018	33	35
Fannie Mae 10.00% 2018	343	379
Fannie Mae 4.50% 2019	24,564	23,385
Fannie Mae 4.50% 2019	24,452	23,278
Fannie Mae 4.50% 2019	13,405	12,761
Fannie Mae 5.50% 2019	26,925	26,652
Fannie Mae 5.50% 2019	10,662	10,531
Fannie Mae 12.00% 2019	424	477
Fannie Mae 4.50% 2020	40,840	38,841
Fannie Mae 4.50% 2020	6,453	6,128
Fannie Mae 4.50% 2020	4,576	4,357
Fannie Mae 5.00% 2020	45,849	44,483
Fannie Mae 5.00% 2020	11,348	10,989
Fannie Mae 5.50% 2020	21,424	21,180
Fannie Mae 5.50% 2020	2,368	2,339
Fannie Mae 11.00% 2020	163	180
Fannie Mae 11.251% 2020[1]	405	457
Fannie Mae 5.00% 2021	52,589	50,907
Fannie Mae 6.00% 2021	9,685	9,729
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	33,386	32,043
Fannie Mae 9.00% 2022	87	92
Fannie Mae 7.50% 2023	122	127
Fannie Mae 6.00% 2024	16,689	16,605
Fannie Mae, Series 2001-4, Class GA, 10.258% 2025[1]	714	783
Fannie Mae, Series 2001-4, Class NA, 11.891% 2025[1]	3,564	3,931
Fannie Mae 6.00% 2026	37,808	37,616
Fannie Mae 6.845% 2026[1]	579	584
Fannie Mae 5.50% 2027	30,650	29,791
Fannie Mae 6.00% 2027	21,378	21,269
Fannie Mae 8.50% 2027	17	18
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028	2,413	2,331
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	4,914	5,061
Fannie Mae 6.50% 2029	253	254
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	828	857
Fannie Mae 7.50% 2029	71	74
Fannie Mae 7.50% 2029	61	63
Fannie Mae 7.50% 2030	183	192
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	6,973	7,097
Fannie Mae 7.50% 2031	491	515
Fannie Mae 7.50% 2031	55	57
Fannie Mae, Series 2001-20, Class E, 9.617% 2031[1]	121	131
Fannie Mae, Series 2001-20, Class C, 11.977% 2031[1]	150	166
Fannie Mae 4.50% 2033	13,666	12,473
Fannie Mae 4.50% 2033	8,987	8,202
Fannie Mae 5.50% 2033	136,410	132,194
Fannie Mae 5.50% 2033	67,026	64,923
Fannie Mae 5.50% 2033	497	482
Fannie Mae 4.50% 2034	1,500	1,363
Fannie Mae 4.50% 2035	6,564	5,972
Fannie Mae 4.559% 2035[1]	17,455	17,148
Fannie Mae 5.50% 2035	74,075	71,636
Fannie Mae 5.50% 2035	53,336	51,663
Fannie Mae 5.50% 2035	8,014	7,745
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,859	6,770
Fannie Mae 6.50% 2035	13,563	13,795
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	10,797	7,891
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	9,503	6,576
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	2,213	1,628
Fannie Mae 4.50% 2036	61,946	56,459
Fannie Mae 5.50% 2036	63,398	61,261
Fannie Mae 5.50% 2036	42,384	40,909
Fannie Mae 5.50% 2036	31,327	30,237
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	10,000	9,800
Fannie Mae 5.50% 2036	43	42
Fannie Mae 6.00% 2036	48,422	47,923
Fannie Mae 6.00% 2036	37,658	37,270
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	25,764	25,759
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	23,144	23,129
Fannie Mae 6.00% 2036	14,791	14,650
Fannie Mae 6.00% 2036	3,881	3,845
Fannie Mae 6.50% 2036	11,977	12,197
Fannie Mae 6.50% 2036	6,600	6,643
Fannie Mae 6.50% 2036	1,746	1,762
Fannie Mae 7.00% 2036	1,411	1,442
Fannie Mae 8.00% 2036	5,021	5,159
Fannie Mae 5.00% 2037	44,293	41,504
Fannie Mae 5.50% 2037	114,021	109,981
Fannie Mae 5.50% 2037	37,146	35,830
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	34,411	33,816
Fannie Mae 5.50% 2037	32,251	30,902
Fannie Mae 5.50% 2037	25,467	24,565
Fannie Mae 5.50% 2037	22,911	22,099
Fannie Mae 5.50% 2037	19,706	19,007
Fannie Mae 5.50% 2037	19,782	18,954
Fannie Mae 5.50% 2037	10,697	10,269
Fannie Mae 5.50% 2037	5,994	5,782
Fannie Mae 5.50% 2037	4,291	4,120
Fannie Mae 5.50% 2037	3,905	3,767
Fannie Mae 5.50% 2037	245	235
Fannie Mae 6.00% 2037	15,426	15,199
Fannie Mae 6.00% 2037	9,870	9,725
Fannie Mae 6.00% 2037	5,527	5,442
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	4,939	4,943
Fannie Mae 6.00% 2037	4,876	4,825
Fannie Mae 6.50% 2037	57,040	57,302
Fannie Mae 6.50% 2037	33,994	34,150
Fannie Mae 6.50% 2037	19,384	19,509
Fannie Mae 6.50% 2037	13,401	13,488
Fannie Mae 6.50% 2037	11,678	11,732
Fannie Mae 7.00% 2037	20,000	20,416
Fannie Mae 7.00% 2037	15,733	16,071
Fannie Mae 7.50% 2037	6,442	6,640
Fannie Mae 7.50% 2037	3,507	3,610
Fannie Mae 7.50% 2037	2,663	2,743
Fannie Mae 7.50% 2037	2,356	2,425
Fannie Mae 7.50% 2037	1,994	2,052
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	7,672	7,840
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,421	2,467
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	5,312	5,480
Freddie Mac 8.25% 2007	3	3
Freddie Mac 8.25% 2007	—	—
Freddie Mac 8.50% 2007	—	—
Freddie Mac 8.50% 2008	2	2
Freddie Mac 8.50% 2008	1	1
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.50% 2008	—	—
Freddie Mac 8.75% 2008	15	15
Freddie Mac 8.75% 2008	3	3
Freddie Mac 8.75% 2008	3	3
Freddie Mac 8.75% 2008	1	1
Freddie Mac 8.00% 2009	2	2
Freddie Mac 8.50% 2009	46	47
Freddie Mac 8.50% 2010	46	47
Freddie Mac 8.50% 2010	6	6
Freddie Mac 4.00% 2015	35,438	33,022
Freddie Mac 6.00% 2017	576	580
Freddie Mac, Series 2310, Class A, 10.516% 2017[1]	692	744
Freddie Mac 5.00% 2018	19,950	19,355
Freddie Mac 11.00% 2018	87	95
Freddie Mac 5.50% 2019	12,341	12,197
Freddie Mac 8.50% 2020	197	209
Freddie Mac 8.50% 2020	64	68
Freddie Mac, Series 41, Class F, 10.00% 2020	126	126
Freddie Mac, Series 178, Class Z, 9.25% 2021	93	96
Freddie Mac 5.00% 2022	24,065	23,243
Freddie Mac, Series 2626, Class NG, 3.50% 2023	2,177	1,954
Freddie Mac, Series 2922, Class EL, 4.50% 2023	50,358	48,372
Freddie Mac, Series 1617, Class PM, 6.50% 2023	2,678	2,737
Freddie Mac 6.00% 2026	43,796	43,594
Freddie Mac 6.00% 2026	4,828	4,806
Freddie Mac 8.00% 2026	115	121
Freddie Mac 5.50% 2027	19,718	19,175
Freddie Mac 6.00% 2027	241,315	240,202
Freddie Mac 8.50% 2027	25	27
Freddie Mac, Series 2153, Class GG, 6.00% 2029	4,563	4,581
Freddie Mac, Series 2122, Class QM, 6.25% 2029	8,244	8,288
Freddie Mac 4.50% 2035	26,752	24,340
Freddie Mac 4.648% 2035[1]	18,815	18,446
Freddie Mac 5.00% 2035	44,192	41,490
Freddie Mac, Series 3061, Class PN, 5.50% 2035	56,312	55,898
Freddie Mac 5.50% 2035	21,297	20,587
Freddie Mac 5.50% 2035	21,274	20,565
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	9,455	6,847
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	6,309	4,740
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	6,089	4,664
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	6,309	4,616
Freddie Mac, Series 3257, Class PA, 5.50% 2036	56,354	55,314
Freddie Mac 5.50% 2036	36,572	35,325
Freddie Mac, Series 3233, Class PA, 6.00% 2036	47,793	47,867
Freddie Mac, Series 3156, Class NG, 6.00% 2036	15,956	16,064
Freddie Mac, Series 3286, Class JN, 5.50% 2037	72,102	70,333
Freddie Mac 5.50% 2037	49,546	47,810
Freddie Mac, Series 3318, Class JT, 5.50% 2037	39,662	38,669
Freddie Mac 5.50% 2037	35,000	33,774
Freddie Mac, Series 3312, Class PA, 5.50% 2037	30,505	29,755
Freddie Mac 6.00% 2037	317,795	314,344
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,733	19,886
Freddie Mac 6.027% 2037[1]	39,466	39,563
Freddie Mac 6.253% 2037[1]	26,327	26,500
Freddie Mac 6.405% 2037[1]	46,153	46,582
CS First Boston Mortgage Securities Corp., Series 2003-23, Class II-A-8, 4.50% 2018	13,468	12,684
CS First Boston Mortgage Securities Corp., Series 2003-27, Class VI-A-1, 5.00% 2018	10,230	9,813
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	5,056	4,849
CS First Boston Mortgage Securities Corp., Series 2004-6, Class II-A-1, 4.75% 2019	20,242	19,248
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	886	889
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	88	88
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.323% 2033[1]	731	728
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	5,151	5,163
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,359	1,386
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.604% 2034[1]	18,146	17,879
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	9,420	9,260
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,456	5,459
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034	460	471
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035	1,053	1,022
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	16,256	16,211
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	6,345	6,323
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	49,122	50,077
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[2]	1,500	1,567
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	31,371	20,460
CS First Boston Mortgage Securities Corp., Series 2006-7, Class 6-A-3, 5.50% 2036	30,654	30,121
CS First Boston Mortgage Securities Corp., Series 2006-2, Class 5-A-6, 6.00% 2036	30,967	30,833
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class G, 6.006% 2036[1,2]	500	491
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	26,650	27,312
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	3,035	3,006
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	16,000	15,504
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	12,900	12,326
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-2, 4.512% 2037	1,690	1,640
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	20,000	19,035
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A-MFX, 4.877% 2037	10,000	9,387
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[1,2]	8,240	7,678
CS First Boston Mortgage Securities Corp., Series 2007-2, Class 3-A-4, 5.50% 2037	6,500	6,130
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[1]	18,221	18,129
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class F, 4.518% 2038[2]	2,000	1,831
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	20,710	19,975
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,826
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[1]	12,000	11,618
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	20,600	19,562
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039[1]	14,750	14,692
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[1]	42,000	40,841
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 8.067% 2041[1]	725	764
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019	9,075	8,749
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	12,601	11,963
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	15,977	15,324
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020	3,853	3,721
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020	6,681	6,671
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	79,091	78,535
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	48,658	48,415
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	30,586	30,373
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	19,450	18,651
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	12,716	12,622
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	2,658	2,580
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	30,224	29,863
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	14,181	14,165
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	1,134	1,115
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 6.029% 2035[1]	17,990	18,035
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	28,464	28,376
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	22,793	22,715
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 6.191% 2034[1,2]	2,500	2,506
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C3, Class A-1, 4.20% 2035	1,120	1,092
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	11,232	11,066
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.51% 2037[1]	61,300	60,490
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[2]	400	401
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	14,300	13,910
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	21,000	20,089
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-2, 4.575% 2042	20,058	19,486
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	10,508	10,304
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	25,000	24,286
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[1]	805	758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A-2, 5.198% 2044	10,080	9,972
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[1]	4,500	4,390
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	91,455	89,672
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	17,277	16,276
Wells Fargo Mortgage-backed Securities Trust, Series 2003-11, Class II-A-1, 4.75% 2018	11,230	10,677
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	21,116	19,894
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class I-A-1, 4.50% 2019	3,738	3,522
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	6,346	6,090
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	86,868	82,609
Wells Fargo Mortgage-backed Securities Trust, Series 2005-13, Class A-1, 5.00% 2020	36,828	35,348
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	19,763	19,363
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.663% 2036[1]	58,112	57,498
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 1-A-1, 4.50% 2018	9,684	9,123
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-3, 4.75% 2018	1,268	1,206
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	20,796	19,953
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	1,557	1,549
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[1]	25,816	25,278
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[1]	5,794	5,772
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[1]	5,015	4,949
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.333% 2033[1]	13,023	12,991
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.549% 2034[1]	30,032	29,631
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.828% 2037[1]	49,941	49,393
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.58% 2045[1]	13,104	13,155
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	534	534
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.389% 2031[1]	213,226	2,230
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.239% 2031[1,2]	141,359	3,055
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	16,480	17,240
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	17,903	17,529
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[2]	3,000	3,096
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041	2,088	2,060
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	10,000	9,544
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	64,000	62,692
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	38,825	37,326
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	16,943	16,267
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	5,559	5,334
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	10,544	10,422
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	36,362	35,879
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	2,402	2,305
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	33,567	33,220
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	1,000	952
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	3,000	2,897
Residential Accredit Loans, Inc., Series 2006-QS10, Class I-A, 6.00% 2035	10,142	10,085
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	7,518	7,496
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	14,397	14,521
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	36,000	35,071
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	43,000	42,180
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[2]	28,000	27,497
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	10,350	10,216
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	1,400	1,380
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	33,000	32,735
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[2]	3,300	3,285
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[2]	7,460	7,516
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[2]	48,500	47,812
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[2]	7,680	7,583
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[2]	3,485	3,439
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	375	371
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	3,375	3,340
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	3,375	3,320
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	2,375	2,350
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	81,750	80,990
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	28,750	28,773
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2]	33,100	32,475
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2]	10,000	9,769
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[2]	10,000	9,705
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2]	34,000	32,585
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2]	11,375	11,024
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2]	13,470	12,991
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	4,200	4,107
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035	1,979	1,912
Wachovia Bank Commercial Mortgage Trust, Series 2004-C14, Class A-2, 4.368% 2041	1,530	1,487
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,000	23,628
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A-PB, 4.807% 2042	3,000	2,872
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[1]	35,000	33,383
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[1]	4,650	4,431
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-PB, 5.446% 2044[1]	8,038	7,845
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	16,750	16,471
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.975% 2033[1]	22,082	21,795
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.023% 2033[1]	4,425	4,403
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.113% 2033[1]	4,876	4,819
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.213% 2034[1]	12,554	12,313
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[1]	2,197	2,159
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[1]	51,800	50,317
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	52,663	54,044
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	9,975	9,565
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	2,000	1,921
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 5.024% 2042[1]	14,200	13,893
Banc of America Commercial Mortgage Inc., Series 2005-3, Class A-2, 4.501% 2043	1,260	1,223
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	36,151	34,689
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.911% 2037[1]	44,580	45,320
CHL Mortgage Pass-Through Trust, Series 2004-J6, Class 3-A-1, 5.00% 2019	21,965	21,077
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.458% 2033[1]	3,221	3,203
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.688% 2033[1]	6,968	6,950
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.633% 2034[1]	8,703	8,560
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.109% 2034[1]	3,647	3,642
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.643% 2035[1]	28,615	28,396
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	15,914	15,494
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	40,190	39,298
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.936% 2035[1]	11,984	11,831
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	39,890	40,226
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	10,002	10,040
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	8,014	8,124
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	6,038	6,288
MASTR Alternative Loan Trust, Series 2004-5, Class 5-A-1, 4.75% 2019	7,783	7,398
MASTR Alternative Loan Trust, Series 2004-5, Class 4-A-1, 5.50% 2019	21,026	20,557
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,300	5,184
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033	678	665
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	1,274	1,252
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035	15,442	14,790
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,757	3,584
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035	4,917	4,893
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	498	502
Banc of America Mortgage Securities Trust, Series 2004-7, Class 6-A-1, 4.50% 2019	10,120	9,519
Banc of America Mortgage Securities Trust, Series 2004-5, Class 3-A-2, 4.75% 2019	17,960	17,078
Banc of America Mortgage Securities Trust, Series 2003-10, Class 3-A-1, 5.00% 2019	4,984	4,782
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[1]	18,760	18,526
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.538% 2033[1]	8,624	8,436
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029	8,300	8,304
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class F, 7.222% 2029	1,800	1,863
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	30,250	30,984
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035	9,000	9,086
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[1,2]	1,000	926
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class G, 4.817% 2036[1,2]	1,000	931
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	51,488	49,405
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	22,500	22,282
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	3,670	3,650
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[2]	10,000	9,954
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[2]	4,730	4,729
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	8,730	8,714
Nykredit 4.00% 2035	DKr302,833	48,662
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	$19,554	18,812
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	17,865	17,540
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	11,843	11,767
J.P. Morgan Alternative Loan Trust, Series 2006-S3, Class A-6, 6.12% 2036[1]	44,563	44,361
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	39,928	42,791
Banc of America Funding Trust, Series 2004-3, Class 2-A-2, 5.00% 2019	14,850	14,250
Banc of America Funding Trust, Series 2005-H, Class 9-A-1, 5.942% 2035[1]	27,062	26,937
Deutsche Genossenschaftsbank-Hypothekenbank AG 5.25% 2009	€29,447	40,395
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037	$10,956	10,772
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	20,000	18,426
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	9,955	9,569
Structured Asset Securities Corp., Series 2003-20, Class 2-A-4, 4.50% 2018	5,504	5,185
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	13,125	12,479
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.515% 2027[1,2]	5,709	5,701
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.738% 2027[1,2]	2,090	2,087
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.837% 2028[1,2]	1,362	1,375
Structured Asset Securities Corp., Series 2003-17A, Class 3-A-1, 4.01% 2033[1]	1,663	1,658
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035	6,754	6,178
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035	2,540	2,478
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	14,547	15,297
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	8,300	8,401
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-2, 5.103% 2030	3,468	3,414
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A-M, 5.017% 2040[1]	10,000	9,443
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.322% 2030[1]	31,076	31,630
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.322% 2030[1]	3,750	3,818
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.649% 2036[1]	35,748	35,380
Residential Asset Mortgage Products, Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	10,000	9,883
Residential Asset Mortgage Products, Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034	26,100	24,583
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	13,776	13,647
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	18,784	18,756
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[1]	9,468	9,512
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.568% 2034[1]	21,072	20,956
Banc of America Alternative Loan Trust, Series 2005-4, Class 2-A-1, 5.00% 2020	15,169	14,555
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	14,482	14,310
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	1,057	1,060
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	17,250	17,704
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	1,462	1,462
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	7,920	8,117
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.859% 2036[1]	28,564	28,251
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.929% 2036[1]	28,336	28,215
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031	4,867	5,028
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	17,125	17,814
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	5,000	5,207
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.278% 2039[1]	8,000	7,701
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	19,193	18,148
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.518% 2044[1]	1,200	1,164
Washington Mutual Mortgage, WMALT Series 2005-4, Class 3-CB, 5.50% 2020	9,100	8,900
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 5.58% 2035[1]	6,305	6,310
Washington Mutual Mortgage, WMALT Series 2005-1, Class 6-A-1, 6.50% 2035	1,301	1,312
Washington Mutual Mortgage, WMALT Series 2006-1, Class 4-CB, 6.50% 2036	10,247	10,287
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[1]	25,000	24,509
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.93% 2036[1]	23,824	23,774
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.684% 2034[1]	21,556	20,872
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034	2,744	2,697
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.12% 2045[1]	22,943	23,157
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	148	149
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033	18,090	18,638
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038	1,698	1,700
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038	2,500	2,540
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	17,468	17,664
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	5,235	5,085
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	11,922	11,994
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,491	9,592
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	15,320	14,619
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[1]	3,777	3,751
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	18,000	18,317
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	13,407	12,844
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[1]	5,464	5,427
SunTrust Alternative Loan Trust, Series 2005-1F, Class 3-A-1, 6.50% 2035	16,933	16,990
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[1]	15,000	14,713
Dexia Municipal Agency 3.50% 2009	€10,076	13,319
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	$12,279	12,193
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[1]	8,500	8,208
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.843% 2039[1]	3,050	3,049
First Horizon Mortgage Pass-Through Trust, Series 2003-5, Class II-A-2, 5.00% 2018	10,799	10,558
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	9,467	9,585
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.298% 2034[1]	9,245	9,061
Government National Mortgage Assn. 6.50% 2008	50	51
Government National Mortgage Assn. 6.50% 2008	15	16
Government National Mortgage Assn. 7.50% 2008	12	12
Government National Mortgage Assn. 7.50% 2008	11	11
Government National Mortgage Assn. 7.50% 2008	10	10
Government National Mortgage Assn. 7.50% 2008	5	5
Government National Mortgage Assn. 7.50% 2008	2	2
Government National Mortgage Assn. 6.50% 2009	23	23
Government National Mortgage Assn. 7.50% 2009	25	25
Government National Mortgage Assn. 7.50% 2009	21	22
Government National Mortgage Assn. 7.50% 2009	18	18
Government National Mortgage Assn. 7.50% 2009	14	14
Government National Mortgage Assn. 7.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2009	12	12
Government National Mortgage Assn. 7.50% 2009	8	9
Government National Mortgage Assn. 9.00% 2009	204	207
Government National Mortgage Assn. 9.50% 2009	277	284
Government National Mortgage Assn. 9.50% 2009	21	21
Government National Mortgage Assn. 9.00% 2016	108	117
Government National Mortgage Assn. 9.00% 2017	28	30
Government National Mortgage Assn. 9.50% 2019	215	238
Government National Mortgage Assn. 8.50% 2020	47	50
Government National Mortgage Assn. 8.50% 2020	29	31
Government National Mortgage Assn. 9.50% 2020	86	95
Government National Mortgage Assn. 10.00% 2020	643	719
Government National Mortgage Assn. 8.50% 2021	215	231
Government National Mortgage Assn. 8.50% 2021	144	155
Government National Mortgage Assn. 8.50% 2021	62	66
Government National Mortgage Assn. 8.50% 2021	37	40
Government National Mortgage Assn. 10.00% 2021	1,362	1,505
Government National Mortgage Assn. 9.00% 2022	26	28
Government National Mortgage Assn. 8.50% 2023	29	31
Government National Mortgage Assn. 8.50% 2024	25	27
Government National Mortgage Assn. 8.50% 2024	23	25
Government National Mortgage Assn. 8.50% 2027	30	32
Government National Mortgage Assn. 8.50% 2028	24	26
Government National Mortgage Assn. 8.50% 2029	28	30
Government National Mortgage Assn., Series 2005-58, Class NO, principal only, 0% 2035	5,555	4,080
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1,2]	8,500	8,257
Hypothekenbank in Essen AG 5.25% 2008	€6,000	8,155
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A1, 5.00% 2034	$8,254	8,048
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 2042[1]	7,875	7,733
Rheinische Hypothekenbank Eurobond 4.25% 2008	€5,000	6,750
CS First Boston Mortgage Acceptance Corp., Series 2004-7, Class IV-A-1, 4.50% 2019	$6,287	5,922
Citicorp Mortgage Securities, Inc., Series 2004-5, Class II-A-5, 5.00% 2034	6,087	5,899
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	5,820	5,773
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[2]	5,000	5,100
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,825	4,836
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032	5,000	4,727
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.002% 2035[1]	3,773	3,748
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	1,905	1,918
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033	1,782	1,786
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.657% 2040[1,2]	1,863	1,853
SACO I Trust, Series 2005-2, Class A, interest only, 3.50% 2007[1,2]	24,546	209
SACO I Trust, Series 2005-1, Class A, interest only, 3.50% 2007[1,2]	16,489	46
SACO I Trust, Series 2005-3, Class A, interest only, 3.50% 2035[1,2]	29,359	333
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[2]	519	536
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	382	381
		7,840,308

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 13.65%
U.S. Treasury 3.00% 2007	11,875	11,792
U.S. Treasury 3.625% 2008[8]	1,963	1,964
U.S. Treasury 4.75% 2008	11,650	11,615
U.S. Treasury 5.50% 2009	5,510	5,569
U.S. Treasury 6.50% 2010	20,000	20,770
U.S. Treasury 2.375% 2011[8]	10,747	10,633
U.S. Treasury 3.50% 2011[8]	23,741	24,442
U.S. Treasury 4.25% 2011	40,000	39,162
U.S. Treasury 4.50% 2011	365,486	359,375
U.S. Treasury 4.50% 2011	275	271
U.S. Treasury 4.625% 2011[9]	70,000	69,147
U.S. Treasury 4.875% 2011	66,860	66,761
U.S. Treasury 5.00% 2011	25,000	25,113
U.S. Treasury 4.875% 2012	105,490	105,367
U.S. Treasury 10.375% 2012	24,500	25,003
U.S. Treasury 3.625% 2013	100,000	93,469
U.S. Treasury 4.25% 2013	895,150	864,375
U.S. Treasury 12.00% 2013	10,000	10,771
U.S. Treasury 2.00% 2014[8]	33,543	32,233
U.S. Treasury 4.00% 2014	275	260
U.S. Treasury 4.25% 2014	80,000	76,513
U.S. Treasury 11.25% 2015	160,000	222,512
U.S. Treasury 4.50% 2016	744,930	717,867
U.S. Treasury 2.375% 2017[8]	2,100	2,051
U.S. Treasury 8.875% 2017	80,000	103,662
U.S. Treasury Principal Strip 0% 2018	31,220	17,878
U.S. Treasury 8.00% 2021	200	256
U.S. Treasury 7.125% 2023	20,000	24,022
U.S. Treasury 2.375% 2025[8]	3,672	3,529
U.S. Treasury 6.875% 2025	129,700	154,587
U.S. Treasury 3.875% 2029[8]	2,671	3,222
U.S. Treasury 3.375% 2032[8]	1,746	2,010
U.S. Treasury 4.50% 2036	247,383	224,035
U.S. Treasury Principal Strip 0% 2037	35,300	7,942
Federal Home Loan Bank 3.70% 2007	15,280	15,253
Federal Home Loan Bank 3.375% 2008	93,250	92,132
Federal Home Loan Bank 4.875% 2008	139,750	139,331
Federal Home Loan Bank 5.125% 2008	57,060	56,994
Federal Home Loan Bank 5.125% 2008	10,125	10,112
Federal Home Loan Bank 5.25% 2008	38,420	38,393
Federal Home Loan Bank 5.26% 2008[1]	30,000	30,003
Federal Home Loan Bank 5.625% 2016	17,000	16,959
Fannie Mae 4.25% 2007	198,446	198,384
Fannie Mae 4.75% 2007	61,010	60,987
Fannie Mae 5.25% 2007	62,250	62,249
Fannie Mae 5.25% 2012	50,000	49,449
Fannie Mae 4.125% 2014	20,000	18,597
Freddie Mac 4.00% 2007	35,065	35,015
Freddie Mac 4.125% 2009	25,000	24,447
Freddie Mac 4.125% 2010	13,250	12,856
Freddie Mac 5.25% 2011	90,000	89,995
Freddie Mac 4.50% 2014	20,000	19,064
Federal Agricultural Mortgage Corp. 4.25% 2008	17,000	16,815
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	15,000	14,815
Federal Agricultural Mortgage Corp. 5.50% 2011[2]	10,000	10,020
CoBank ACB 5.96% 2022[1,2]	31,500	31,562
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[3]	9,130	8,684
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,696
		4,394,990

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.67%
Japanese Government 0.90% 2008	¥17,679,050	143,496
Japanese Government 1.80% 2010	487,350	4,027
Japanese Government 1.30% 2011	1,160,250	9,415
Japanese Government 1.50% 2014	3,150,950	25,275
Japanese Government 1.70% 2016	3,754,600	30,199
Japanese Government 2.30% 2035	5,212,000	41,109
Israeli Government 7.50% 2014	ILS539,902	142,317
Israeli Government 6.50% 2016	257,595	65,133
German Government 5.25% 2008	€8,685	11,811
German Government 4.50% 2009	59,040	79,933
German Government 4.00% 2016	57,240	74,369
German Government 6.25% 2030	11,120	18,167
Singapore (Republic of) 3.125% 2011	S$131,540	87,658
Singapore (Republic of) 3.625% 2011	11,395	7,744
Singapore (Republic of) 3.75% 2016	107,625	75,745
South Korean Government 5.00% 2011	KRW 32,882,520	35,179
South Korean Government 4.25% 2014	15,528,880	15,587
South Korean Government 5.25% 2015	109,531,970	116,662
United Mexican States Government Global 10.375% 2009	$9,700	10,427
United Mexican States Government Global 6.375% 2013	5,150	5,338
United Mexican States Government, Series MI10, 9.50% 2014	MXP632,900	64,651
United Mexican States Government, Series M20, 10.00% 2024	508,800	57,563
United Mexican States Government Global 6.75% 2034	$5,030	5,377
Canadian Government 3.75% 2008	C$57,970	54,206
Canadian Government 4.25% 2026[8]	66,703	83,732
United Kingdom 5.00% 2008	£7,025	14,036
United Kingdom 4.75% 2010	11,890	23,187
United Kingdom 4.75% 2015	21,303	40,543
United Kingdom 4.75% 2038	23,305	46,523
Hungarian Government 6.00% 2011	HUF 4,863,220	25,920
Hungarian Government 7.25% 2012	16,853,240	94,256
Swedish Government 5.00% 2009	SKr422,380	62,477
Swedish Government 5.25% 2011	311,885	46,780
Swedish Government 6.75% 2014	41,500	6,864
Polish Government 5.75% 2010	PLN123,970	45,069
Polish Government 6.00% 2010	157,250	57,567
Spanish Government 4.25% 2007	€56,225	76,092
Malaysia 3.869% 2010	MYR89,980	26,470
Malaysia 3.718% 2012	60,000	17,671
Malaysia 4.262% 2016	41,970	12,869
French Government O.A.T. Eurobond 4.00% 2009	€20,000	26,842
French Government O.A.T. Eurobond Strip Principal 0% 2019	14,000	10,849
French Government O.A.T. Eurobond 4.75% 2035	11,150	15,098
Russian Federation 7.50% 2030[3]	$39,397	43,337
Russian Federation 7.50% 2030[2,3]	144	159
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	23,000	28,462
Netherlands Government Eurobond 5.25% 2008	€6,000	8,187
Netherlands Government Eurobond 5.00% 2012	9,560	13,190
Export-Import Bank of China 4.875% 2015[2]	$20,000	18,984
Brazilian Treasury Bill 6.00% 2010[8]	R$8,985	4,527
Brazil (Federal Republic of) Global 7.875% 2015	$1,250	1,386
Brazil (Federal Republic of) Global 8.00% 2018[3]	644	709
Brazil (Federal Republic of) Global 8.875% 2024	1,375	1,715
Brazil (Federal Republic of) Global 10.25% 2028	R$4,550	2,653
Brazil (Federal Republic of) Global 12.25% 2030	$425	719
Brazil (Federal Republic of) Global 7.125% 2037	1,500	1,624
Brazil (Federal Republic of) Global 11.00% 2040	3,110	4,083
Argentina (Republic of) 4.106% 2012[1,3]	4,265	3,046
Argentina (Republic of) 5.83% 2033[3,4,8]	ARS35,817	10,598
Argentina (Republic of) GDP-Linked 2035	32,811	1,295
Argentina (Republic of) 0.63% 2038[3,8]	12,961	1,639
Italian Government BTPS Eurobond 6.00% 2007	€10,354	14,092
Banque Centrale de Tunisie 4.75% 2011	3,000	4,036
Banque Centrale de Tunisie 7.375% 2012	$4,500	4,823
Corporación Andina de Fomento 6.875% 2012	5,895	6,180
Corporación Andina de Fomento 5.125% 2015	2,000	1,903
State of Qatar 9.75% 2030	5,220	7,504
Panama (Republic of) Global 7.125% 2026	690	738
Panama (Republic of) Global 8.875% 2027	250	316
Panama (Republic of) Global 9.375% 2029	340	452
Panama (Republic of) Global 6.70% 2036[3]	5,748	5,892
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP18,425	3,154
Egypt (Arab Republic of) Treasury Bill 0% 2007	4,175	717
Egypt (Arab Republic of) Treasury Bill 0% 2008	6,725	1,137
Egypt (Arab Republic of) Treasury Bill 0% 2008	5,675	945
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,950	501
Egypt (Arab Republic of) Treasury Bill 0% 2008	2,000	338
Columbia (Republic of) Global 8.25% 2014	$2,500	2,809
Colombia (Republic of) Global 12.00% 2015	COP4,600,000	2,707
Columbia (Republic of) Global 7.375% 2037	$1,000	1,112
Turkey (Republic of) 12.375% 2009	500	563
Turkey (Republic of) 15.00% 2010	TRY5,250	3,807
Turkey (Republic of) 8.00% 2034	$1,250	1,352
El Salvador (Republic of) 7.65% 2035[2]	4,450	5,095
Peru (Republic of) 8.375% 2016	2,920	3,409
Peru (Republic of) 6.55% 2037	316	318
Indonesia (Republic of) 11.00% 2020	IDR10,000,000	1,238
Indonesia (Republic of) 12.80% 2021	11,890,000	1,648
Indonesia (Republic of) 12.90% 2022	2,562,000	357
European Investment Bank 4.75% 2012	£790	1,496
European Investment Bank 5.00% 2039	395	786
Dominican Republic 9.50% 2011[2,3]	$2,110	2,257
Uruguay (Republic of) 7.625% 2036[3]	1,250	1,375
Guatemala (Republic of) 10.25% 2011[2]	1,000	1,162
Venezuela (Republic of) Global 8.50% 2014	245	249
Venezuela (Republic of) 7.65% 2025	525	482
Venezuela (Republic of) Global 9.25% 2027	380	397
KfW International Finance Inc. 5.50% 2015	£275	537
LCR Finance PLC 5.10% 2051	165	353
		2,146,783

ASSET-BACKED OBLIGATIONS[3]— 5.81%
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[2]	$2,686	2,675
Drive Auto Receivables Trust, Series 2006-2, Class A-2, MBIA insured, 5.30% 2011[2]	2,150	2,149
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	27,029	26,755
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	60,520	59,899
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	17,500	17,434
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[2]	67,000	67,314
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[2]	20,000	20,006
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	21,000	20,833
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	51,820	51,546
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	55,200	53,686
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	30,000	29,586
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[2]	4,493	4,446
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[2]	9,773	9,637
CPS Auto Receivables Trust, Series 2006-C, Class A-3, XLCA insured, 5.14% 2011[2]	16,300	16,273
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[2]	17,605	17,392
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	7,600	7,577
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	10,000	10,003
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[2]	23,000	23,237
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[2]	15,100	14,885
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[2]	26,200	26,066
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[2]	390	390
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[2]	20,000	19,992
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034	19,594	19,367
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2035[1]	12,500	12,182
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1]	84,430	85,591
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[1]	5,000	4,934
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[1]	17,500	17,497
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[1]	35,000	34,983
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-6, FGIC insured, 6.249% 2037[1]	7,500	7,494
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	17,000	16,785
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	27,800	27,626
Long Beach Acceptance Auto Receivables Trust, Series 2007-A, Class A-4, FSA insured, 5.025% 2014	15,500	15,343
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 7.02% 2012[1]	5,540	5,741
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	42,500	41,484
MBNA Credit Card Master Note Trust, Series 2006-1, Class C, 5.74% 2015[1]	10,000	10,075
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	26,000	25,943
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	20,000	19,679
Triad Automobile Receivables Trust, Series 2006-C, Class A-4, AMBAC insured, 5.31% 2013	10,000	9,964
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	13,000	13,060
PECO Energy Transition Trust, Series 2001-A, Class A-1, 6.52% 2010	20,000	20,598
PECO Energy Transition Trust, Series 2000-A, Class A-4, 7.65% 2010	17,994	18,821
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[2]	2,096	2,086
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[1,2]	25,460	25,512
Drivetime Auto Owner Trust, Series 2007-A, XLCA insured, 5.603% 2013[2]	20,000	20,018
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	15,750	15,445
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[1]	9,650	9,451
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[1]	20,000	19,397
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[2]	44,905	43,684
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,004	994
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	8,001	7,922
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012	35,250	34,446
UPFC Auto Receivables Trust, Series 2006-B, Class A-2, AMBAC insured, 5.15% 2009	714	714
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010	8,227	8,178
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	19,863	19,801
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	13,275	13,335
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.38% 2014	20,000	20,019
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	21,592	21,615
AmeriCredit Automobile Receivables Trust, Series 2005-C-F, Class A-4, FSA insured, 4.63% 2012	16,950	16,730
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	23,680	23,565
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018	2,341	2,331
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024	7,660	7,823
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	10,250	10,446
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,864	2,977
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 5.53% 2027[1]	856	857
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,287	3,413
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030	6,889	7,195
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032	1,326	1,341
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032	3,000	3,145
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[2]	35,000	34,936
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	18,000	17,761
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[2]	14,500	14,308
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[1]	3,490	3,348
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class A-3, 5.825% 2036[1,2]	8,387	8,308
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-3, 6.282% 2036[1,2]	3,935	3,878
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-5, 6.831% 2036[1,2]	4,725	4,629
Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1, Class M-6, 7.00% 2036[1,2]	1,816	1,742
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class M-2, 5.69% 2037[1]	2,054	2,053
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1]	3,061	3,032
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-2, 7.32% 2037[1]	1,194	1,184
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class B-3, 7.82% 2037[1]	1,000	922
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	21,750	21,451
Capital Auto Receivables Asset Trust, Series 2005-SN1, Class B-2, 6.07% 2009[1]	2,485	2,496
Capital Auto Receivables Asset Trust, Series 2006-SN1, Class C, 5.77% 2010[2]	3,700	3,708
Capital One Master Trust, Series 2002-1A, Class B, 5.92% 2011[1]	1,000	1,007
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	25,830	25,600
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[2]	27,461	25,643
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	17,500	17,043
Chase Issuance Trust, Series 2006-4, Class C, 5.61% 2014[1]	8,000	8,009
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.59% 2034[1]	1,839	1,841
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	22,666	22,482
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	24,250	24,204
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[2]	8,614	8,548
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[2]	15,000	14,981
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021	10,148	10,304
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027	8,290	8,521
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032	3,000	3,103
Advanta Business Card Master Trust, Series 2006-A5, Class A, 5.10% 2012	20,000	19,909
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.45% 2013[1]	2,000	2,007
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 5.85% 2034[1]	18,822	18,837
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.82% 2034[1]	17,968	17,988
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	16,720	16,247
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	3,991	1,371
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028	2,892	2,969
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	6,825	7,016
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029	3,241	2,965
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	8,028	80
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 7.07% 2033[1]	1,791	1,801
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	15,396	15,359
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.55% 2035[1]	779	779
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	15,000	14,941
Wachovia Auto Loan Owner Trust, Series 2006-1, Class A-4, 5.08% 2012[2]	10,000	9,959
Wachovia Auto Loan Owner Trust, Series 2006-1, Class B, 5.15% 2012[2]	5,000	4,971
CNL Funding, Series 2000-AA, Class A-2, MBIA insured, 8.044% 2017[2]	13,800	13,974
American Express Credit Account Master Trust, Series 2005-3, Class B, 5.46% 2011[1]	7,000	7,005
American Express Credit Account Master Trust, Series 2006-3, Class C, 5.60% 2014[1,2]	6,000	6,016
Franklin Auto Trust, Series 2006-1, Class A-4, 5.03% 2014	10,000	9,950
Franklin Auto Trust, Series 2006-1, Class B, 5.14% 2014	2,000	1,983
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	12,016	11,932
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[1]	11,500	11,157
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.55% 2031[1]	381	381
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	11,000	10,682
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	10,896	10,724
Providian Master Note Trust, Series 2005-A1, Class A, 5.38% 2012[1,2]	10,000	10,008
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014	3,044	2,864
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018	1,561	1,516
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2022	5,125	5,080
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-6, 6.00% 2045[1]	4,175	4,170
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL3, Class M-7, 6.52% 2045[1]	3,887	3,882
Ford Credit Auto Owner Trust, Series 2006-B, Class B, 5.43% 2012	7,333	7,304
Discover Card Master Trust I, Series 1996-4, Class B, 5.87% 2013[1]	7,000	7,108
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011	3,000	3,033
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011	3,750	3,799
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.94% 2035[1]	6,500	6,544
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	6,093	6,007
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[2]	5,052	5,153
Chase Credit Card Owner Trust, Series 2003-6, Class B, 5.67% 2011[1]	5,000	5,020
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	5,071	5,016
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-2, FGIC insured, 5.20% 2010	5,000	4,994
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035	2,500	2,384
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035	2,000	1,974
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[2]	4,000	3,956
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2]	3,400	3,366
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008	2,400	2,424
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[2]	£1,160	2,188
Irwin Home Equity, Series 2006-2, Class 2-A3, FGIC insured, 6.40% 2036[1,2]	$2,000	2,000
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 5.61% 2022[1]	1,501	1,504
Chase Auto Owner Trust, Series 2006-B, Class B, 5.24% 2014	1,500	1,494
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	1,194	1,191
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 6.445% 2032[1]	581	581
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.63% 2035[1]	308	308
		1,872,301

MUNICIPALS — 0.32%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	25,515	26,918
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	26,109	25,933
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	14,684	14,681
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033 (preref. 2013)	10,000	10,887
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008	5,000	4,933
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds
(Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010	5,000	4,892
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	6,435	7,054
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[2]	6,855	6,881
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds
(Economic Development and Housing), Series B, 3.09% 2007	2,200	2,191
		104,370

Total bonds & notes (cost: $29,174,835,000)		29,088,092

	Shares or	Market value
Convertible securities — 0.15%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.07%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€9,005,000	$12,402
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	228,100	8,795
		21,197

UTILITIES — 0.05%
AES Trust VII 6.00% convertible preferred 2008	351,450	17,572

FINANCIALS — 0.03%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	95	9,429

INFORMATION TECHNOLOGY — 0.00%
Advanced Micro Devices, Inc. 6.00% convertible debentures 2015[2]	$770,000	745

Total convertible securities (cost: $37,494,000)		48,943

Preferred securities — 3.78%	Shares

FINANCIALS — 3.76%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,2]	121,238,000	126,059
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[1,2]	52,000,000	53,537
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[1]	4,650,000	6,219
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up1,2	71,250,000	78,730
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up1,2	25,000,000	35,088
HSBC Capital Funding LP 8.03% noncumulative[1]	20,000,000	30,443
HSBC Bank Capital Funding (Sterling 1) LP 5.844% noncumulative[1]	185,000	352
Sumitomo Mitsui Banking Corp. 6.078%[1,2]	119,258,000	115,324
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,2]	17,638,000	18,254
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	97,323,000	95,384
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,2]	12,000,000	12,484
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[1]	4,650,000	5,907
Banco Santander Central Hispano, SA 6.80%[2]	1,600,000	39,320
Banco Santander Central Hispano, SA 6.50%[2]	910,000	22,323
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[1]	38,300,000	36,864
RBS Capital Trust I 4.709% noncumulative trust[1]	16,000,000	14,912
Royal Bank of Scotland Group PLC 6.625%[1]	4,700,000	6,599
Fannie Mae, Series O, 7.495%[1,2]	900,000	46,884
Fannie Mae, Series E, 5.10%	150,000	6,528
BNP U.S. Funding LLC, Series A, 7.738% noncumulative[1,2]	22,125,000	22,319
BNP Paribas Capital Trust 9.003% noncumulative trust[1,2]	15,000,000	16,447
BNP Paribas 5.186% noncumulative[1,2]	12,000,000	11,207
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	1,670,000	46,864
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]	33,925,000	34,741
Freddie Mac 5.57%	830,000	19,640
Freddie Mac, Series U, 5.90%	500,000	12,625
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	1,200,000	31,356
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,2]	30,645,000	30,616
Wachovia Capital Trust III 5.80%[1]	30,000,000	29,894
ING Capital Funding Trust III 8.439% noncumulative[1]	24,750,000	26,886
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]	24,970,000	23,606
Barclays Bank PLC 4.75%[1]	20,520,000	23,361
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	15,500,000	19,936
Commerzbank Capital Funding Trust II, Class B, 5.905% noncumulative[1]	300,000	554
Standard Chartered Capital Trust I 8.16%[1]	10,000,000	14,593
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[1,2]	4,200,000	4,041
Weingarten Realty Investors, Series D, 6.75% 2008	495,420	12,291
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable depositary shares	250,000	6,192
CBG Florida REIT Corp., Series A, Class A, 7.114%[1,2]	18,000,000	17,791
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]	11,250,000	12,000
Zions Bancorporation, Series A, depositary shares	400,000	10,500
Aspen Insurance Holdings Ltd. 7.401% noncumulative[1]	397,000	9,999
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[2,10]	272,000	6,732
HBOS Capital Funding LP, Series A, 6.461% noncumulative[1]	3,200,000	6,325
Nationwide Health Properties, Inc., Series A, 7.677% cumulative step-up premium rate	50,000	5,092
Westpac Capital Trust IV 5.256%[1,2]	4,500,000	4,183
BOI Capital Funding (No. 4) LP 6.43%[1]	240,000	455
UniCredito Italiano Capital Trust IV 5.396%[1]	190,000	349
		1,211,806

U.S. GOVERNMENT AGENCY SECURITIES — 0.02%
US AgBank 6.11%[1,2]	5,000,000	4,942

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS 2039	18,500	476

Total preferred securities (cost: $1,160,585,000)		1,217,224

Common stocks — 0.37%

UTILITIES — 0.17%
Drax Group PLC	3,835,176	55,904

INDUSTRIALS — 0.05%
DigitalGlobe Inc.[2,7,10]	3,984,039	15,936
UAL Corp.[10]	10,006	406
		16,342

TELECOMMUNICATION SERVICES — 0.03%
Dobson Communications Corp., Class A10	1,051,359	11,680
XO Holdings, Inc.[10]	7,614	347
		11,714

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[10,11]	879,000	4,509

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,10,11]	331,291	33

MISCELLANEOUS — 0.11%
Other common stocks in initial period of acquisition		$32,125

Total common stocks (cost: $81,729,000)		120,627

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	15,233	11
XO Holdings, Inc., Series B, warrants, expire 2010[10]	11,424	4
XO Holdings, Inc., Series C, warrants, expire 2010[10]	11,424	2
GT Group Telecom Inc., warrants, expire 2010[2,7,10]	2,750	0

Total warrants (cost: $143,000)		17

	Principal amount
Short-term securities — 5.62%	(000)

CAFCO, LLC 5.25%–5.27% due 7/6–8/17/2007[2,9]	$206,400	205,481
Procter & Gamble International Funding S.C.A. 5.21%–5.24% due 8/6–9/14/2007[2,9]	176,723	175,160
Clipper Receivables Co., LLC 5.24%–5.26% due 7/23–8/13/2007[2,9]	159,600	158,791
Bank of America Corp. 5.235%–5.245% due 7/27–8/14/2007[9]	88,500	88,029
Ranger Funding Co. LLC 5.25%–5.27% due 8/8–8/28/2007[2,9]	50,000	49,667
Wal-Mart Stores, Inc. 5.18%–5.20% due 7/24–9/18/2007[2,9]	138,500	137,418
JPMorgan Chase & Co. 5.24% due 8/2/2007[9]	50,000	49,759
Jupiter Securitization Co., LLC 5.24%–5.35% due 7/2–7/12/2007[2]	38,200	38,111
Park Avenue Receivables Co., LLC 5.24% due 7/16/2007[2]	46,924	46,881
Three Pillars Funding, LLC 5.26%–5.37% due 7/2–7/10/2007[2]	125,200	125,039
Honeywell International Inc. 5.19%–5.22% due 7/23–8/16/2007[2,9]	105,900	105,427
Coca-Cola Co. 5.19%–5.22% due 7/18/2007[2]	59,400	59,249
Atlantic Industries 5.24% due 7/30/2007[2]	34,410	34,260
Johnson & Johnson 5.19%–5.23% due 8/8–9/24/2007[2,9]	80,000	79,260
Variable Funding Capital Corp. 5.24%–5.25% due 7/25–8/17/2007[2,9]	71,400	70,972
IBM Capital Inc. 5.22% due 9/18/2007[2,9]	65,300	64,554
Hewlett-Packard Co. 5.26% due 7/11/2007[2]	50,000	49,919
Federal Home Loan Bank 5.115% due 7/20/2007	50,000	49,864
E.I. duPont de Nemours and Co. 5.22% due 7/26/2007[2]	50,000	49,811
Merck & Co. Inc. 5.20% due 8/21/2007[9]	50,000	49,624
International Lease Finance Corp. 5.21% due 7/10/2007	30,300	30,256
Edison Asset Securitization LLC 5.23% due 7/16/2007[2]	25,000	24,942
Home Depot Inc. 5.19% due 7/24/2007[2]	25,000	24,913
Prudential Funding, LLC 5.25% due 8/3/2007[9]	19,000	18,906
Concentrate Manufacturing Co. of Ireland 5.24% due 7/11/2007[2]	15,691	15,666
USAA Capital Corp. 5.19% due 8/15/2007[9]	6,000	5,962

Total short-term securities (cost: $1,807,801,000)		1,807,921

Total investment securities (cost: $32,262,587,000)		$32,282,824
Other assets less liabilities		(76,485)

Net assets		$32,206,339

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1  Coupon rate may change periodically.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.   The total value of all such restricted securities was $7,146,317,000, which represented 22.19% of the net assets of the fund.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5 Step bond; coupon rate will increase at a later date.
6 Scheduled interest and/or principal payment was not received.
7 Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $22,486,000.
8 Index-linked bond whose principal amount moves with a government retail price index.
9 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
10Security did not produce income during the last 12 months.
11Represents an affiliated company as defined under the Investment Company Act of 1940.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-908-0807-S10934
ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: September 7, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: September 7, 2007